UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Annual Report August 31, 2007

EATON VANCE
MUNICIPALS
TRUST

Alabama

Arkansas

Georgia

Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of August 31, 2007

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Morningstar Ratings	3

Fund Investment Updates
Alabama	4
Arkansas	6
Georgia	8
Kentucky	10
Louisiana	12
Maryland	14
Missouri	16
North Carolina	18
Oregon	20
South Carolina	22
Tennessee	24
Virginia	26

Fund Expenses	28

Financial Statements	35

Federal Tax Information	134

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	135

Management and Organization	138

Eaton Vance Municipals Funds as of August 31, 2007

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds primarily invest in investment-grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

Second quarter economic growth rose 4.0%, following the 0.6% growth rate achieved in the first quarter of 2007, according to Commerce Department data. During the current quarter, the housing sector continued to struggle, as market concerns related to subprime mortgages caused a number of mortgage lenders to file for bankruptcy protection and others to limit new mortgage originations. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes are down from their 2005 peaks. However, the weaker dollar is having a stimulative effect on economic growth in export-related industries and on US based multinational companies whose foreign profits are translated into more dollars. Overall, we believe the economy appears to be slowing, but in a somewhat controlled manner.

According to the Federal Reserve’s preferred inflation indicator, the Personal Consumption Expenditure (PCE) price deflator, both absolute and core (minus food and energy) inflation is fairly well contained within the upper end of the Fed’s comfort zone. The Federal Funds Rate remained at 5.25% on August 31, 2007 as the Fed had been on hold since June 29, 2006 with regard to the Fed Funds rate. However, in an unscheduled August 17, 2007 meeting, the Fed lowered the less widely watched Discount Rate – the rate charged to banks borrowing directly from the Fed – to 5.75% from 6.25%. The move was aimed at providing liquidity during a period of increased uncertainty and tighter credit conditions that surfaced rapidly in mid-August. (On September 18, 2007, the Fed lowered its Federal Funds Rate to 4.75%).

Municipal market supply rose to record levels in the first half of 2007, resulting in underperformance of the municipal sector. On August 31, 2007, long-term AAA-rated municipal bonds yielded 98.1% of U.S. Treasury bonds with similar maturities.(1)

For the year ended August 31, 2007, the Lehman Brothers Municipal Bond Index(2) (the “Index”), an unmanaged index of municipal bonds, posted a gain of 2.30%. For more information about each Fund’s performance and that of funds in the same Lipper Classification,(2) see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

The Funds underperformed their benchmark Index during the year ended August 31, 2007. Much of the underperformance can be attributed to the broader-based credit scare that took hold of the fixed-income markets in late August. Yields on some municipal bonds reached 105% of U.S. Treasury yields. We believe that the ratio was not the result of any fundamental problems within the municipal market, but rather reflected the extreme dislocation in the fixed-income marketplace caused by the subprime fears, hedge fund problems, the decentralized municipal marketplace and illiquidity across a range of markets. The Funds’ exposure to more liquid, higher-credit quality bonds actually hurt performance as hedge funds and other non-traditional municipal market participants sold large positions of their most liquid bonds in order to raise cash.

Historically, there have been only a few instances of municipals trading at the cheap levels seen in August 2007, and it has generally been a short-term phenomenon. By the end of August, municipals began to rally, as liquidity returned to the overall fixed-income marketplace with a more rational view of the market and of risk assessment.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)   Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

(2)   It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

Eaton Vance Municipals Funds as of August 31, 2007

MORNINGSTAR RATINGSTM

FUND	OVERALL	3-YEAR	5-YEAR	10-YEAR

ALABAMA MUNI	***	***	***	***
Load waived	****	*****	****	****
MUNI SINGLE STATE LONG CATEGORY	319 Funds	319 Funds	318 Funds	276 Funds

ARKANSAS MUNI	****	****	****	****
Load waived	*****	*****	*****	*****
MUNI SINGLE STATE INTERMEDIATE CATEGORY	317 Funds	317 Funds	292 Funds	243 Funds

GEORGIA MUNI	***	***	***	***
Load waived	****	*****	*****	****
MUNI SINGLE STATE LONG CATEGORY	319 Funds	319 Funds	318 Funds	276 Funds

KENTUCKY MUNI	***	***	***	***
Load waived	****	****	****	***
MUNI SINGLE STATE LONG CATEGORY	319 Funds	319 Funds	318 Funds	276 Funds

LOUISIANA MUNI	****	***	****	****
Load waived	*****	*****	*****	*****
MUNI SINGLE STATE LONG CATEGORY	319 Funds	319 Funds	318 Funds	276 Funds

MARYLAND MUNI	***	***	***	**
Load waived	****	*****	****	***
MUNI SINGLE STATE LONG CATEGORY	319 Funds	319 Funds	318 Funds	276 Funds

MISSOURI MUNI	****	***	***	****
Load waived	*****	*****	*****	*****
MUNI SINGLE STATE LONG CATEGORY	319 Funds	319 Funds	318 Funds	276 Funds

NORTH CAROLINA MUNI	***	***	***	***
Load waived	*****	*****	*****	****
MUNI SINGLE STATE LONG CATEGORY	319 Funds	319 Funds	318 Funds	276 Funds

OREGON MUNI	*****	*****	*****	*****
Load waived	*****	*****	*****	*****
MUNI SINGLE STATE INTERMEDIATE CATEGORY	317 Funds	317 Funds	292 Funds	243 Funds

SOUTH CAROLINA MUNI	****	****	*****	****
Load waived	*****	*****	*****	*****
MUNI SINGLE STATE LONG CATEGORY	319 Funds	319 Funds	318 Funds	276 Funds

TENNESSEE MUNI	***	**	***	***
Load waived	****	****	****	****
MUNI SINGLE STATE LONG CATEGORY	319 Funds	319 Funds	318 Funds	276 Funds

VIRGINIA MUNI	***	**	***	***
Load waived	****	****	****	****
MUNI SINGLE STATE LONG CATEGORY	319 Funds	319 Funds	318 Funds	276 Funds

Based on risk-adjusted returns. Eaton Vance offers other mutual funds that are not listed here and that do not have similar performance records.

The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating™ metrics.

©2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category. This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares), redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Load-waived A share star ratings do not include any front-end sales load and are intended for those investors who have access to such purchase terms (e.g., plan participants of a defined contribution plan). Not all A share mutual funds for which Morningstar calculates a load-waived A share star rating may actually waive their front-end load. Therefore, Morningstar strongly encourages investors to contact their investment professional to determine whether they are eligible to purchase the A share without paying the front load. The Morningstar Rating may differ among share classes of a mutual fund as a result of different sales loads and/or expense structure.

As interest rates rise, the value of fixed-income securities is likely to decrease. Fluctuations in the value of securities may not affect interest income on existing securities, but will be reflected in the funds’ net asset values. For state municipal funds, a portion of income may be subject to federal, state and local tax; a portion may be subject to federal alternative minimum tax. Please see the fund’s prospectus for more information. Consult tax/legal advisor before making any tax-related investment decisions.

For information regarding each Fund’s performance, please refer to pages titled “Performance Information and Portfolio Composition” contained in this report.

Eaton Vance Alabama Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

	Class A	Class B	Class C
Share Class Symbol	ETALX	EVALX	ECALX

Average Annual Total Returns (at net asset value)
One Year	1.30%	0.51%	0.51%
Five Years	3.89	3.16	N.A.
Ten Years	4.57	3.80	N.A.
Life of Fund†	4.58	4.79	1.82
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.47%	-4.34%	-0.46%
Five Years	2.90	2.81	N.A.
Ten Years	4.06	3.80	N.A.
Life of Fund†	4.21	4.79	1.82

†Inception date: Class A: 12/7/93; Class B: 5/1/92; Class C: 3/21/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	0.84%	1.59%	1.59%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.00%	3.22%	3.22%
Taxable-Equivalent Distribution Rate(3),(4)	6.48	5.21	5.21
SEC 30-day Yield(5)	3.80	3.24	3.24
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.15	5.25	5.25

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Alabama Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.03%
Five Years	3.45
Ten Years	4.18

Portfolio Manager: William H. Ahern, CFA

**      Source: Thompson Financial. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 3/21/06 (commencement of operations), respectively, would have been valued at $15,631 ($14,888 at the maximum offering price) and $10,264, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.09% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Alabama Municipal Debt Funds Classification contained 13, 9 and 7 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	77.0%
AA	3.0%
A	11.0%
BBB	5.6%
B	1.0%
CCC	2.1%
Non-Rated	0.3%

Fund Statistics(2),(3)

• Number of Issues:	54
• Average Maturity:	21.4 years
• Average Effective Maturity:	11.3 years
• Average Call Protection:	6.8 years
• Average Dollar Price:	$98.25

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the financial statements.

Eaton Vance Arkansas Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

	Class A	Class B	Class C
Share Class Symbol	ETARX	EVARX	ECARX

Average Annual Total Returns (at net asset value)
One Year	1.61%	0.85%	0.76%
Five Years	4.17	3.43	N.A.
Ten Years	4.88	4.10	N.A.
Life of Fund†	4.77	4.73	2.63
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.24%	-4.02%	-0.21%
Five Years	3.16	3.09	N.A.
Ten Years	4.37	4.10	N.A.
Life of Fund†	4.40	4.73	2.63

†Inception date: Class A: 2/9/94; Class B: 10/2/92; Class C: 4/28/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	0.95%	1.71%	1.70%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.16%	3.40%	3.41%
Taxable-Equivalent Distribution Rate(3),(4)	6.88	5.62	5.64
SEC 30-day Yield(5)	3.93	3.38	3.38
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.50	5.59	5.59

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.42%
Five Years	3.18
Ten Years	4.15

Portfolio Manager: Thomas M. Metzold, CFA

Effective October 1, 2007, Adam Weigold, CFA, will replace Mr.  Metzold as the Fund’s President of Eaton Vance Management and Boston Management and Research and manages other Eaton Vance municipal funds. He has been employed by the Eaton Vance organization since 1998.

**	Source: Thomson Financial. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 4/28/06 (commencement of operations), respectively, would have been valued at $16,109 ($15,343 at the maximum offering price) and $10,354, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Funds’ current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.21% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable equivalent figure assumes a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 76, 70 and 54 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	67.0%
AA	7.0%
A	12.0%
BBB	9.1%
B	1.2%
CCC	1.8%
Non-Rated	1.9%

Fund Statistics (2),(3)

• Number of Issues:	82
• Average Maturity:	21.5 years
• Average Effective Maturity:	10.8 years
• Average Call Protection:	9.1 years
• Average Dollar Price:	$96.70

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Georgia Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

	Class A	Class B	Class C
Share Class Symbols	ETGAX	EVGAX	ECGAX

Average Annual Total Returns (at net asset value)
One Year	0.71%	-0.02%	0.08%
Five Years	4.17	3.43	N.A.
Ten Years	4.63	3.88	N.A.
Life of Fund†	4.37	4.48	1.92
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.05%	-4.84%	-0.88%
Five Years	3.16	3.08	N.A.
Ten Years	4.13	3.88	N.A.
Life of Fund†	4.00	4.48	1.92

†Inception date: Class A: 12/7/93; Class B: 12/23/91; Class C: 4/25/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.20%	1.95%	1.95%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.17%	3.39%	3.40%
Taxable-Equivalent Distribution Rate(3),(4)	6.82	5.55	5.56
SEC 30-day Yield(5)	3.94	3.39	3.40
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.45	5.55	5.56

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Georgia Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.06%
Five Years	3.12
Ten Years	4.30

Portfolio Manager: Cynthia J. Clemson

Effective October 1, 2007, Adam Weigold, CFA, will replace Ms. Clemson as the Fund’s portfolio manager. Mr. Weigold is a Vice President of Eaton Vance Management and Boston Management and Research and manages other Eaton Vance municipal funds. He has been employed by the Eaton Vance organization since 1998.

**	Source: Thomson Financial. Class B of the Fund commenced investment operations on 12/23/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 4/25/06 (commencement of operations), respectively, would have been valued at $15,731 ($14,983 at the maximum offering price) and $10,260, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.45% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Georgia Municipal Debt Funds Classification contained 27, 26 and 22 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	69.9%
AA	11.5%
A	8.2%
BBB	3.6%
BB	0.5%
B	0.9%
CCC	1.5%
Non-Rated	3.9%

Fund Statistics (2),(3)

•	Number of Issues:	83
•	Average Maturity:	21.4 years
•	Average Effective Maturity:	12.8 years
•	Average Call Protection:	9.2 years
•	Average Dollar Price:	$101.07

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Kentucky Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

	Class A	Class B	Class C
Share Class Symbol	ETKYX	EVKYX	ECKYX

Average Annual Total Returns (at net asset value)
One Year	1.31%	0.56%	0.56%
Five Years	3.64	2.90	N.A.
Ten Years	4.18	3.44	N.A.
Life of Fund†	4.20	4.36	1.70
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.50%	-4.30%	-0.41%
Five Years	2.63	2.56	N.A.
Ten Years	3.68	3.44	N.A.
Life of Fund†	3.83	4.36	1.70

†Inception date: Class A: 12/7/93; Class B: 12/23/91; Class C: 3/23/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	0.85%	1.60%	1.60%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.31%	3.53%	3.53%
Taxable-Equivalent Distribution Rate(3),(4)	7.05	5.78	5.78
SEC 30-day Yield(5)	3.86	3.31	3.31
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.32	5.42	5.42

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Kentucky Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.00%
Five Years	3.23
Ten Years	4.19

Portfolio Manager: William H. Ahern, CFA

Effective October 1, 2007, Adam Weigold, CFA, will replace Mr. Ahern as the Fund’s portfolio manager. Mr. Weigold is a Vice President of Eaton Vance Management and Boston Management and Research and manages other Eaton Vance municipal funds. He has been employed by the Eaton Vance organization since 1998.

**	Source: Thomson Financial. Class B of the Fund commenced investment operations on 12/23/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 3/23/06 (commencement of operations), respectively, would have been valued at $15,063 ($14,347 at the maximum offering price) and $10,245, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.06% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Kentucky Municipal Debt Funds Classification contained 18, 17 and 11 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	77.9%
AA	9.8%
A	1.4%
BBB	6.0%
BB	0.3%
Non-Rated	4.6%

Fund Statistics (2),(3)

•	Number of Issues:	47
•	Average Maturity:	17.3 years
•	Average Effective Maturity:	9.8 years
•	Average Call Protection:	7.5 years
•	Average Dollar Price:	$92.07

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Louisiana Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

	Class A	Class B
Share Class Symbols	ETLAX	EVLAX

Average Annual Total Returns (at net asset value)
One Year	1.36%	0.57%
Five Years	4.45	3.71
Ten Years	4.87	4.10
Life of Fund†	4.82	4.75
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.49%	-4.28%
Five Years	3.44	3.36
Ten Years	4.36	4.10
Life of Fund†	4.44	4.75

†Inception date: Class A: 2/14/94; Class B: 10/2/92

Total Annual
Operating Expenses(2),*	Class A	Class B

Expense Ratio	0.97%	1.73%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B

Distribution Rate(3)	4.44%	3.66%
Taxable-Equivalent Distribution Rate(3),(4)	7.27	5.99
SEC 30-day Yield(5)	4.03	3.48
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.60	5.70

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Louisiana Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.05%
Five Years	3.46
Ten Years	4.41

Portfolio Manager: Robert B. MacIntosh, CFA

** Source: Thomson Financial. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/97 would have been valued at $16,092 ($15,328 at the maximum offering price) on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.26% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Louisiana Municipal Debt Funds Classification contained 13, 13 and 11 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	72.6%
A	16.1%
BBB	10.1%
BB	0.2%
Non-Rated	1.0%

Fund Statistics (2),(3)

• Number of Issues:	58
• Average Maturity:	24.2 years
• Average Effective Maturity:	16.3 years
• Average Call Protection:	7.7 years
• Average Dollar Price:	$95.69

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Maryland Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

	Class A	Class B	Class C
Share Class Symbols	ETMDX	EVMYX	ECMDX

Average Annual Total Returns (at net asset value)
One Year	0.59%	-0.22%	-0.03%
Five Years	3.78	3.03	N.A.
Ten Years	4.26	3.48	N.A.
Life of Fund†	4.33	4.52	1.88
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.19%	-5.03%	-0.99%
Five Years	2.79	2.69	N.A.
Ten Years	3.75	3.48	N.A.
Life of Fund†	3.96	4.52	1.88

†Inception date: Class A: 12/10/93; Class B: 2/3/92; Class C: 5/2/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.55%	2.30%	2.30%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.36%	3.60%	3.60%
Taxable-Equivalent Distribution Rate(3),(4)	7.04	5.81	5.81
SEC 30-day Yield(5)	3.70	3.14	3.14
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.98	5.07	5.07

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Maryland Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	0.99%
Five Years	3.10
Ten Years	4.16

Portfolio Manager: Craig R. Brandon, CFA

**  Source: Thomson Financial. Class B of the Fund commenced investment operations on 2/3/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 5/2/06 (commencement of operations), respectively, would have been valued at $15,178 ($14,457 at the maximum offering price) and $10,251, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.76% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.09% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Maryland Municipal Debt Funds Classification contained 37, 33 and 26 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA.

AAA	50.5%
AA	17.3%
A	18.8%
BBB	5.9%
BB	0.2%
Non-Rated	7.3%

Fund Statistics (2),(3)

• Number of Issues:	72
• Average Maturity:	24.9 years
• Average Effective Maturity:	14.3 years
• Average Call Protection:	8.5 years
• Average Dollar Price:	$100.81

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Missouri Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

	Class A	Class B	Class C
Share Class Symbols	ETMOX	EVMOX	ECMOX

Average Annual Total Returns (at net asset value)
One Year	0.41%	-0.35%	-0.26%
Five Years	4.15	3.42	N.A.
Ten Years	4.85	4.05	N.A.
Life of Fund†	4.85	5.09	1.26
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.32%	-5.17%	-1.22%
Five Years	3.15	3.08	N.A.
Ten Years	4.34	4.05	N.A.
Life of Fund†	4.48	5.09	1.26

†Inception date: Class A: 12/7/93; Class B: 5/1/92; Class C: 2/16/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.02%	1.77%	1.77%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	3.90%	3.14%	3.14%
Taxable-Equivalent Distribution Rate(3),(4)	6.38	5.14	5.14
SEC 30-day Yield(5)	3.85	3.30	3.30
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.30	5.40	5.40

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Missouri Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	0.91%
Five Years	3.42
Ten Years	4.44

Portfolio Manager: Cynthia J. Clemson

**  Source: Thomson Financial. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 2/16/06 (commencement of operations), respectively, would have been valued at $16,060 ($15,297 at the maximum offering price) and $10,194, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.27% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Missouri Municipal Debt Funds Classification contained 18, 17 and 15 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	73.8%
AA	8.0%
A	7.8%
BBB	5.2%
BB	1.2%
Non-Rated	4.0%

Fund Statistics (2),(3)

• Number of Issues:	88
• Average Maturity:	20.9 years
• Average Effective Maturity:	14.0 years
• Average Call Protection:	9.3 years
• Average Dollar Price:	$96.23

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance North Carolina Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

	Class A	Class B	Class C
Share Class Symbols	ETNCX	EVNCX	ECNCX

Average Annual Total Returns (at net asset value)
One Year	2.04%	1.23%	1.34%
Five Years	3.62	2.90	N.A.
Ten Years	4.38	3.62	N.A.
Life of Fund†	4.30	4.45	3.15
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.84%	-3.65%	0.36%
Five Years	2.61	2.56	N.A.
Ten Years	3.88	3.62	N.A.
Life of Fund†	3.93	4.45	3.15

†Inception date: Class A: 12/7/93; Class B: 10/23/91; Class C: 5/2/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.15%	1.90%	1.90%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.31%	3.54%	3.54%
Taxable-Equivalent Distribution Rate(3),(4)	7.19	5.90	5.90
SEC 30-day Yield(5)	3.71	3.14	3.14
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.19	5.24	5.24

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper North Carolina Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.02%
Five Years	3.15
Ten Years	4.21

Portfolio Manager: Thomas M. Metzold, CFA

**  Source: Thomson Financial. Class B of the Fund commenced investment operations on 10/23/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 5/2/06 (commencement of operations), respectively, would have been valued at $15,361 ($14,631 at the maximum offering price) and $10,422, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.38% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 40.04% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper North Carolina Municipal Debt Funds Classification contained 29, 25 and 23 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	53.5%
AA	26.7%
A	9.6%
BBB	6.9%
Non-Rated	3.3%

Fund Statistics (2),(3)

• Number of Issues:	71
• Average Maturity:	20.3 years
• Average Effective Maturity:	11.4 years
• Average Call Protection:	7.2 years
• Average Dollar Price:	$98.66

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Oregon Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

Share Class Symbols	Class A ETORX	Class B EVORX	Class C ECORX

Average Annual Total Returns (at net asset value)
One Year	1.34%	0.56%	0.66%
Five Years	4.04	3.29	N.A.
Ten Years	4.74	3.95	N.A.
Life of Fund†	4.50	4.72	1.95
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.51%	-4.29%	-0.31%
Five Years	3.04	2.95	N.A.
Ten Years	4.23	3.95	N.A.
Life of Fund†	4.13	4.72	1.95

†Inception date: Class A: 12/28/93; Class B: 12/24/91; Class C: 3/2/06

Total Annual Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.23%	1.98%	1.98%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.32%	3.57%	3.56%
Taxable-Equivalent Distribution Rate(3),(4)	7.30	6.04	6.02
SEC 30-day Yield(5)	4.02	3.49	3.47
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.80	5.90	5.87

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Oregon Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.53%
Five Years	3.38
Ten Years	4.34

Portfolio Manager: Thomas M. Metzold, CFA

**	Source: Thomson Financial. Class B of the Fund commenced investment operations on 12/24/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 3/2/06 (commencement of operations), respectively, would have been valued at $15,892 ($15,137 at the maximum offering price) and $10,295, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.46% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 40.85% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Oregon Municipal Debt Funds Classification contained 16, 15 and 14 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	60.3%
AA	27.8%
A	2.5%
BBB	1.5%
B	3.1%
CCC	1.3%
Non-Rated	3.5%

Fund Statistics (2),(3)

• Number of Issues:	95
• Average Maturity:	22.0 years
• Average Effective Maturity:	13.7 years
• Average Call Protection:	8.7 years
• Average Dollar Price:	$94.82

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance South Carolina Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

Share Class Symbols	Class A EASCX	Class B EVSCX	Class C ECSCX

Average Annual Total Returns (at net asset value)
One Year	0.55%	-0.29%	-0.29%
Five Years	4.92	4.16	N.A.
Ten Years	4.99	4.22	N.A.
Life of Fund†	4.80	4.72	2.27
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.22%	-5.11%	-1.25%
Five Years	3.91	3.82	N.A.
Ten Years	4.48	4.22	N.A.
Life of Fund†	4.43	4.72	2.27

†Inception date: Class A: 2/14/94; Class B: 10/2/92; Class C: 1/12/06

Total Annual Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.12%	1.87%	1.87%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.19%	3.40%	3.40%
Taxable-Equivalent Distribution Rate(3),(4)	6.93	5.62	5.62
SEC 30-day Yield(5)	4.05	3.50	3.49
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.70	5.79	5.77

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.42%
Five Years	3.18
Ten Years	4.15

Portfolio Manager: Thomas M. Metzold, CFA

**	Source: Thomson Financial. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 1/12/06 (commencement of operations), respectively, would have been valued at $16,278 ($15,505 at the maximum offering price) and $10,374, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.37% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 76, 70 and 54 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	74.1%
AA	6.7%
A	13.3%
BBB	4.9%
CCC	0.3%
Non-Rated	0.7%

Fund Statistics (2),(3)

• Number of Issues:	86
• Average Maturity:	23.3 years
• Average Effective Maturity:	16.0 years
• Average Call Protection:	9.5 years
• Average Dollar Price:	$96.99

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Tennessee Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

Share Class Symbols	Class A ETTNX	Class B EVTNX	Class C ECTNX

Average Annual Total Returns (at net asset value)
One Year	0.85%	0.09%	0.09%
Five Years	3.83	3.07	N.A.
Ten Years	4.67	3.88	N.A.
Life of Fund†	4.61	4.73	1.97
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.93%	-4.75%	-0.88%
Five Years	2.83	2.73	N.A.
Ten Years	4.15	3.88	N.A.
Life of Fund†	4.24	4.73	1.97

†Inception date: Class A: 12/9/93; Class B: 8/25/92; Class C: 5/2/06

Total Annual Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	0.92%	1.67%	1.67%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.10%	3.34%	3.35%
Taxable-Equivalent Distribution Rate(3),(4)	6.71	5.47	5.48
SEC 30-day Yield(5)	3.74	3.18	3.19
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.12	5.20	5.22

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Tennessee Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.27%
Five Years	3.61
Ten Years	4.42

Portfolio Manager: Cynthia J.Clemson

Effective October 1, 2007, Adam Weigold, CFA, will replace Ms. Clemson as the Fund’s portfolio manager. Mr. Weigold is a Vice President of Eaton Vance Management and Boston Management and Research and manages other Eaton Vance municipal funds. He has been employed by the Eaton Vance organization since 1998.

**	Source: Thomson Financial. Class B of the Fund commenced investment operations on 8/25/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 5/2/06 (commencement of operations), respectively, would have been valued at $15,784 ($15,034 at the maximum offering price) and $10,263, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.19% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Tennessee Municipal Debt Funds Classification contained 14, 10 and 10 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	78.6%
AA	9.5%
A	4.1%
BBB	4.6%
B	0.9%
Non-Rated	2.3%

Fund Statistics (2),(3)

• Number of Issues:	65
• Average Maturity:	19.8 years
• Average Effective Maturity:	11.0 years
• Average Call Protection:	8.2 years
• Average Dollar Price:	$98.24

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Virginia Municipals Fund as of August 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Fund Performance as of 8/31/07(1)

Share Class Symbols	Class A ETVAX	Class B EVVAX	Class C ECVAX

Average Annual Total Returns (at net asset value)
One Year	-0.95%	-1.77%	-1.58%
Five Years	3.87	3.10	N.A.
Ten Years	4.52	3.75	N.A.
Life of Fund†	4.44	4.76	1.11
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-5.69%	-6.51%	-2.54%
Five Years	2.86	2.76	N.A.
Ten Years	4.02	3.75	N.A.
Life of Fund†	4.07	4.76	1.11

†Inception date: Class A: 12/17/93; Class B: 7/26/91; Class C: 2/8/06

Total Annual Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.31%	2.06%	2.06%

*From the Fund’s prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.34%	3.55%	3.55%
Taxable-Equivalent Distribution Rate(3),(4)	7.08	5.79	5.79
SEC 30-day Yield(5)	4.09	3.54	3.54
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.68	5.78	5.78

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.30%
Five Years	4.16
Ten Years	5.28

Lipper Averages(7)

Lipper Virginia Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	0.54%
Five Years	3.22
Ten Years	4.27

Portfolio Manager: Robert B. MacIntosh, CFA

Effective October 1, 2007, Adam Weigold, CFA, will replace Mr. MacIntosh as the Fund’s portfolio manager. Mr. Weigold is a Vice President of Eaton Vance Management and Boston Management and Research and manages other Eaton Vance municipal funds. He has been employed by the Eaton Vance organization since 1998.

**	Source: Thomson Financial. Class B of the Fund commenced investment operations on 7/26/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/97 and 2/8/06 (commencement of operations), respectively, would have been valued at $15,570 ($14,830 at the maximum offering price) and $10,174, respectively, on 8/31/07. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.54% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.74% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Virginia Municipal Debt Funds Classification contained 37, 33 and 28 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Rating Distribution*(1),(2)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at August 31, 2007, is as follows, and the average rating is AA+.

AAA	66.0%
AA	9.2%
A	11.7%
BBB	7.7%
BB	0.3%
Non-Rated	5.1%

Fund Statistics (2),(3)

• Number of Issues:	70
• Average Maturity:	23.4 years
• Average Effective Maturity:	16.7 years
• Average Call Protection:	10.0 years
• Average Dollar Price:	$101.79

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) As of 8/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(3) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Municipals Funds as of August 31, 2007

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 – August 31, 2007).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Alabama Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$981.30	$4.64	**
Class B	$1,000.00	$977.30	$8.42	**
Class C	$1,000.00	$977.30	$8.47	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.74	**
Class B	$1,000.00	$1,016.70	$8.59	**
Class C	$1,000.00	$1,016.60	$8.64	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.93% for Class A shares, 1.69% for Class B shares, and 1.70% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Municipals Funds as of August 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Arkansas Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$978.10	$4.79	**
Class B	$1,000.00	$974.50	$8.56	**
Class C	$1,000.00	$974.50	$8.46	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.89	**
Class B	$1,000.00	$1,016.50	$8.74	**
Class C	$1,000.00	$1,016.60	$8.64	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.96% for Class A shares, 1.72% for Class B shares, and 1.70% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Georgia Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$976.30	$4.73	**
Class B	$1,000.00	$972.40	$8.50	**
Class C	$1,000.00	$972.50	$8.50	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.84	**
Class B	$1,000.00	$1,016.60	$8.69	**
Class C	$1,000.00	$1,016.60	$8.69	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class A shares, 1.71% for Class B shares, and 1.71% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expense to the investment adviser, the expenses would have been higher.

Eaton Vance Municipals Funds as of August 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Kentucky Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$987.50	$4.16	**
Class B	$1,000.00	$984.10	$7.90	**
Class C	$1,000.00	$984.10	$7.95	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.23	**
Class B	$1,000.00	$1,017.20	$8.03	**
Class C	$1,000.00	$1,017.20	$8.08	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.83% for Class A shares, 1.58% for Class B shares, and 1.59% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Louisiana Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$979.70	$4.89	**
Class B	$1,000.00	$976.30	$8.62	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.99	**
Class B	$1,000.00	$1,016.50	$8.79	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.98% for Class A shares and 1.73% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Municipals Funds as of August 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Maryland Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$970.00	$5.76	**
Class B	$1,000.00	$965.90	$9.46	**
Class C	$1,000.00	$966.80	$9.47	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.90	**
Class B	$1,000.00	$1,015.60	$9.70	**
Class C	$1,000.00	$1,015.60	$9.70	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.16% for Class A shares, 1.91% for Class B shares, and 1.91% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Missouri Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$973.40	$4.38	**
Class B	$1,000.00	$969.70	$8.14	**
Class C	$1,000.00	$970.50	$8.10	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.48	**
Class B	$1,000.00	$1,016.90	$8.34	**
Class C	$1,000.00	$1,017.00	$8.29	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares, 1.64% for Class B shares, and 1.63% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Municipals Funds as of August 31, 2007

FUND EXPENSES CONT'D

Eaton Vance North Carolina Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$987.30	$6.31	**
Class B	$1,000.00	$983.00	$10.10	**
Class C	$1,000.00	$984.00	$10.00	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.41	**
Class B	$1,000.00	$1,015.00	$10.26	**
Class C	$1,000.00	$1,015.10	$10.16	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.26% for Class A shares, 2.02% for Class B, and 2.00% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expense to the investment adviser, the expenses would have been higher.

Eaton Vance Oregon Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$975.00	$5.72	**
Class B	$1,000.00	$970.50	$9.49	**
Class C	$1,000.00	$970.50	$9.49	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.85	**
Class B	$1,000.00	$1,015.60	$9.70	**
Class C	$1,000.00	$1,015.60	$9.70	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.15% for Class A shares, 1.91% for Class B shares, and 1.91% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Municipals Funds as of August 31, 2007

FUND EXPENSES CONT'D

Eaton Vance South Carolina Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$964.20	$5.79	**
Class B	$1,000.00	$960.90	$9.49	**
Class C	$1,000.00	$960.90	$9.44	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.95	**
Class B	$1,000.00	$1,015.50	$9.75	**
Class C	$1,000.00	$1,015.60	$9.70	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.17% for Class A shares, 1.92% for Class B shares, and 1.91% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period). The Example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Tennessee Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$977.70	$4.74	**
Class B	$1,000.00	$974.80	$8.46	**
Class C	$1,000.00	$974.70	$8.41	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.84	**
Class B	$1,000.00	$1,016.60	$8.64	**
Class C	$1,000.00	$1,016.70	$8.59	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class A shares, 1.70% for Class B shares, and 1.69% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Municipals Funds as of August 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Virginia Municipals Fund

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 – 8/31/07)
Actual
Class A	$1,000.00	$958.40	$6.71	**
Class B	$1,000.00	$955.20	$10.40	**
Class C	$1,000.00	$955.20	$10.35	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.92	**
Class B	$1,000.00	$1,014.60	$10.71	**
Class C	$1,000.00	$1,014.60	$10.66	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.36% for Class A shares, 2.11% for Class B shares, and 2.10% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2007.

**  Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Eaton Vance Alabama Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 104.4%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 5.8%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,348,312
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,079,350
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	846,611
		$3,274,273
General Obligations — 2.0%
$1,125	Huntsville, 5.25%, 5/1/31	$1,157,389
		$1,157,389
Hospital — 8.4%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,730,221
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	745,177
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	390,240
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,027,590
825	Oneonta Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	882,643
		$4,775,871
Industrial Development Revenue — 6.2%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$564,846
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,036,620
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	767,895
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,180,413
		$3,549,774
Insured-Education — 13.2%
$2,000	Alabama State University, (XLCA), 4.625%, 8/1/36	$1,902,020
750	Auburn University, (MBIA), 5.00%, 6/1/26	760,305
1,110	Montgomery, Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,168,541
670	University of Alabama, (XLCA), 4.50%, 7/1/36	618,417
4,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	3,044,790
		$7,494,073

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 0.9%
$525	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	$526,958
		$526,958
Insured-Escrowed / Prerefunded — 14.7%
$2,500	Birmingham, Waterworks and Sewer Board, (MBIA), Prerefunded to 1/1/13, 5.25%, 1/1/33(2)	$2,675,250
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	478,068
555	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	576,967
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	483,440
1,000	Huntsville, Health Care Authority, (MBIA), Prerefunded to 5/14/12, 5.40%, 6/1/22	1,087,500
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/27	2,173,330
495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	521,471
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	372,860
		$8,368,886
Insured-General Obligations — 16.3%
$1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,526,430
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,054,380
2,000	Homewood, (FSA), 4.25%, 9/1/31	1,813,260
500	Mobile, General Obligation Unlimited Warrants, (AMBAC), 5.00%, 2/15/30	512,285
1,000	Montgomery, (XLCA), 4.375%, 2/1/31	925,600
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,032,200
700	Puerto Rico, (FSA), Variable Rate, Prerefunded to 7/1/11, 7.642%, 7/1/27(3)(4)	805,392
675	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	612,731
		$9,282,278
Insured-Hospital — 7.9%
$3,000	Birmingham, Care Facility Financing Authority, (Children's Hospital), (AMBAC), 5.00%, 6/1/32	$3,012,990
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,512,180
		$4,525,170

See notes to financial statements

Eaton Vance Alabama Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 6.8%
$1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	$1,191,913
500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	511,290
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	1,283,244
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	870,008
		$3,856,455
Insured-Special Tax Revenue — 2.0%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$1,123,780
		$1,123,780
Insured-Transportation — 3.0%
$1,090	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$1,017,155
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	697,210
		$1,714,365
Insured-Utilities — 1.7%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$993,540
		$993,540
Insured-Water and Sewer — 13.1%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,141,430
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	759,656
550	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	565,417
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	243,956
1,640	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	1,509,276
1,000	Opelika, Water Works Board Utility Revenue, (FSA), 5.125%, 6/1/31	1,015,280
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,237,924
		$7,472,939

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$503,475
		$503,475
Special Tax Revenue — 1.5%
$810	Puerto Rico, Sales Tax Financing, Series A, 5.25%, 8/1/57	$829,780
		$829,780
Total Tax-Exempt Investments — 104.4% (identified cost $57,989,080)		$59,449,006
Other Assets, Less Liabilities — (4.4)%		$(2,527,454)
Net Assets — 100.0%		$56,921,552

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 76.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 12.4% to 26.6% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $805,392 or 1.4% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 105.0%
Principal Amount (000's omitted)	Security	Value
Education — 1.5%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$980,720
		$980,720
Electric Utilities — 1.5%
$250	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/25(1)(2)	$262,485
750	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/37(1)(2)	747,247
		$1,009,732
Escrowed / Prerefunded — 3.2%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$540,460
750	Baxter County, Community Hospital District, Prerefunded to 9/1/09, 5.625%, 9/1/28	777,217
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	776,047
		$2,093,724
General Obligations — 4.9%
$750	Arkansas, 4.75%, 6/1/29	$751,980
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,108,370
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	347,070
		$3,207,420
Hospital — 7.1%
$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$806,296
500	Baxter County, Hospital Revenue, 5.00%, 9/1/26	481,885
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	1,040,230
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	255,897
1,250	Paragould, Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,268,237
785	Pulaski County, (Children's Hospital), 5.25%, 3/1/16	798,628
		$4,651,173

Principal Amount (000's omitted)	Security	Value
Housing — 5.5%
$435	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA), (AMT), 5.125%, 7/1/24	$436,166
250	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), 5.05%, 7/1/31	244,725
1,500	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,403,400
990	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	950,202
125	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	126,672
420	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	425,674
		$3,586,839
Industrial Development Revenue — 7.9%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$435,144
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,156,780
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	750,570
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	260,590
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,150,402
475	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	436,725
		$5,190,211
Insured-Education — 17.0%
$1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	$1,281,150
1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	1,018,810
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,053,750
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,195,794
750	University of Arkansas, (AMBAC), 5.00%, 12/1/30	762,008
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,025,440
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	758,918
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	507,710

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	$1,024,720
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,533,885
		$11,162,185
Insured-Electric Utilities — 2.0%
$160	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$167,194
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,124,690
		$1,291,884
Insured-Escrowed / Prerefunded — 3.9%
$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$562,895
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	421,658
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(3)	1,589,935
		$2,574,488
Insured-General Obligations — 3.3%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$332,320
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	512,355
500	Northwest Arkansas Community College, (AMBAC), 5.00%, 5/15/24	516,585
480	Puerto Rico, (MBIA), 5.50%, 7/1/20(3)	537,085
250	Springdale School District, (AMBAC), 4.50%, 6/1/24	248,908
		$2,147,253
Insured-Health-Miscellaneous — 1.4%
$430	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$428,908
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	518,860
		$947,768
Insured-Hospital — 7.8%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,158,764
1,500	Pulaski County, (Children's Hospital), (AMBAC), 5.00%, 3/1/30	1,517,295

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$2,065	Pulaski County, (Children's Hospital), (AMBAC), 5.00%, 3/1/35	$2,079,765
370	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	370,540
		$5,126,364
Insured-Housing — 1.6%
$500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	$505,995
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	510,985
		$1,016,980
Insured-Lease Revenue / Certificates of Participation — 2.7%
$1,000	Arkansas Development Finance Authority, Single Family Mortgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	$1,016,820
720	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(3)	769,946
		$1,786,766
Insured-Other Revenue — 4.2%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$435,470
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	789,915
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	993,856
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	507,445
		$2,726,686
Insured-Special Tax Revenue — 6.4%
$1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27(3)	$1,125,290
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	172,340
5,790	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	511,373
1,070	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	161,977
7,500	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,078,350
1,695	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	231,384
925	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	925,296
		$4,206,010

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 3.0%
$1,200	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	$1,300,652
600	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	654,696
		$1,955,348
Insured-Utilities — 4.6%
$2,935	Benton, Utilities Revenue, (AMBAC), 5.00%, 3/1/36	$3,005,235
		$3,005,235
Insured-Water and Sewer — 7.9%
$665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	$672,102
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	505,230
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	515,695
1,395	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,428,871
500	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37	495,635
1,500	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,532,145
		$5,149,678
Special Tax Revenue — 4.8%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,292,940
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	834,902
		$3,127,842
Transportation — 0.8%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$498,575
		$498,575
Water and Sewer — 2.0%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22(4)	$1,014,650
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	277,463
		$1,292,113
Total Tax-Exempt Investments — 105.0% (identified cost $68,447,817)		$68,734,994
Other Assets, Less Liabilities — (5.0)%		$(3,247,264)
Net Assets — 100.0%		$65,487,730

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 62.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 33.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $1,009,732 or 1.5% of the net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 103.3%
Principal Amount (000's omitted)	Security	Value
Education — 1.7%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,514,805
		$1,514,805
Electric Utilities — 3.3%
$930	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	$698,272
1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,138,180
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	421,750
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.57%, 7/1/25(1)(2)	157,491
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.57%, 7/1/37(1)(2)	448,348
		$2,864,041
Escrowed / Prerefunded — 5.4%
$1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/09, 5.00%, 10/1/28	$1,035,580
1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/10, 5.125%, 10/1/31	1,051,410
800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	950,808
70	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	53,215
1,000	Gwinnett County, Water and Sewer Authority, Prerefunded to 8/1/12, 5.25%, 8/1/24	1,070,690
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), Prerefunded to 9/1/14, 5.625%, 9/1/30	558,000
		$4,719,703
General Obligations — 6.9%
$230	Alpharetta, 6.50%, 5/1/10	$240,115
2,000	Georgia, 1.00%, 3/1/26	1,094,240
500	Georgia, 2.00%, 12/1/23	351,195
3,095	Paulding County, 5.00%, 2/1/33	3,180,298
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,096,320
		$5,962,168

Principal Amount (000's omitted)	Security	Value
Hospital — 1.8%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$473,020
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,058,540
		$1,531,560
Housing — 1.8%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$937,460
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	619,914
		$1,557,374
Industrial Development Revenue — 10.0%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28(3)	$2,100,060
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	740,992
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,052,260
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), 5.00%, 4/1/33	888,490
750	Effingham County, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	722,850
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,250,437
798	Savannah, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	800,551
900	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	901,242
225	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	206,870
		$8,663,752
Insured-Education — 5.7%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$995,120
1,000	Fulton County, Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	935,710
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,513,530
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,503,210
		$4,947,570

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 4.9%
$1,000	Burke County, Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34	$988,750
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,285,667
		$4,274,417
Insured-Escrowed / Prerefunded — 6.6%
$1,000	Atlanta, Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	$1,052,260
3,000	Metropolitan Atlanta Rapid Transit Authority, Prerefunded to 7/1/08, (MBIA), 5.10%, 7/1/20(4)	3,064,215
1,500	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(4)	1,613,515
		$5,729,990
Insured-General Obligations — 9.6%
$950	Cherokee County, School System, (FGIC), 4.50%, 8/1/28	$922,992
2,000	Decatur, (FSA), 4.25%, 1/1/37	1,808,200
660	Fayette County, School District, (FSA), 0.00%, 3/1/25	575,896
1,325	Gilmer County, (XLCA), 5.00%, 4/1/32	1,364,101
2,000	Paulding County, (FGIC), 5.00%, 2/1/32	2,064,360
900	Puerto Rico, (FSA), Variable Rate, 5.24%, 7/1/27(1)(2)	1,035,504
480	Puerto Rico, (MBIA), 5.50%, 7/1/20(4)	537,085
		$8,308,138
Insured-Hospital — 5.7%
$2,500	Clark County Hospital Authority, (Athens Regional Medical Center), (MBIA), 4.50%, 1/1/35	$2,319,225
1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (MBIA), 5.00%, 1/1/32	1,207,207
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,065,880
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 8.404%, 8/1/10(1)(5)	407,872
		$5,000,184
Insured-Housing — 0.5%
$500	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$476,415
		$476,415
Insured-Industrial Development Revenue — 0.9%
$775	Monroe County, Development Authority Pollution Control, (Georgia Power Co.), (AMBAC), Variable Rate, 4.90%, 7/1/36	$776,907
		$776,907

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 4.6%
$1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	$963,970
750	Atlanta, Public Safety and Judicial Facilities Authority, (Public Safety Facility), (FSA), 5.00%, 12/1/26	767,513
1,000	Georgia Local Government Certificate of Participation, (MBIA), 4.75%, 6/1/28	1,004,530
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(4)	1,283,244
		$4,019,257
Insured-Other Revenue — 1.7%
$1,500	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$1,488,030
		$1,488,030
Insured-Special Tax Revenue — 4.0%
$1,000	George L. Smith, (Georgia World Congress Center- Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	$1,040,110
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,050,320
1,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27(4)	1,350,347
		$3,440,777
Insured-Transportation — 9.7%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$780,392
1,000	College Park, (Atlanta International Airport), (FGIC), 4.50%, 1/1/31	942,830
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,145,630
2,000	Metropolitan Atlanta Rapid Transit Authority, (FGIC), 5.25%, 7/1/32	2,189,560
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	472,290
1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(4)	1,083,875
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(4)	861,682
900	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	982,044
		$8,458,303

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 13.6%
$1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$1,182,856
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	2,034,200
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	504,415
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,023,160
500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	516,670
1,135	Coweta County, Water & Sewer Authority, (FSA), 5.00%, 6/1/26	1,207,027
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,085,270
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,091,750
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,098,430
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,128,847
		$11,872,625
Lease Revenue / Certificates of Participation — 1.1%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$917,590
		$917,590
Other Revenue — 1.1%
$1,000	Main Street National Gas, Inc., 5.00%, 3/15/22	$999,470
		$999,470
Special Tax Revenue — 2.4%
$2,020	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$2,069,328
		$2,069,328
Transportation — 0.3%
$250	Augusta, Airport Passenger Facility Charge, 5.15%, 1/1/35	$228,313
		$228,313
Total Tax-Exempt Investments — 103.3% (identified cost $88,315,093)		$89,820,717

Short-Term Investments — 1.2%
Principal Amount (000's omitted)	Description	Value
$1,000	Burke County, Development Authority, (Georgia Power Co.) (FGIC), Variable Rate, 3.63%, 1/1/19	$1,000,000
Total Short-Term Investments (at amortized cost, $999,950)		$1,000,000
Total Investments — 104.5% (identified cost $89,315,043)		$90,820,717
Other Assets, Less Liabilities — (4.5)%		$(3,871,007)
Net Assets — 100.0%		$86,949,710

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 65.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 24.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $2,049,215 or 2.4% of the net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.2%
Principal Amount (000's omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,282,944
		$1,282,944
Electric Utilities — 3.7%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,219,735
		$2,219,735
Escrowed / Prerefunded — 1.4%
$790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$846,611
		$846,611
General Obligations — 2.5%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,530,808
		$1,530,808
Hospital — 1.5%
$1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	$940,340
		$940,340
Housing — 2.4%
$500	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$478,690
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), Variable Rate, 5.00%, 6/1/35	986,520
		$1,465,210
Industrial Development Revenue — 6.6%
$1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	$1,515,915
695	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	638,997
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,828,754
		$3,983,666
Insured-Education — 6.7%
$2,000	Boyle County, (CIFG), (Centre College), 5.00%, 6/1/32	$2,023,720
2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	2,060,920
		$4,084,640

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 3.6%
$1,000	Kentucky Municipal Power Agency, (MBIA), 5.25%, 9/1/27(1)	$1,047,140
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,142,200
		$2,189,340
Insured-Escrowed / Prerefunded — 5.8%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,047,630
1,425	Puerto Rico Highway and Transportation Authority, (AMBAC), Prerefunded to 7/1/08, 5.00%, 7/1/28	1,455,296
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,033,320
		$3,536,246
Insured-General Obligations — 3.5%
$350	Puerto Rico, (FSA), Variable Rate, 5.24%, 7/1/27(2)(3)	$402,696
600	Puerto Rico, (MBIA), 5.50%, 7/1/20(4)	671,356
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,037,190
		$2,111,242
Insured-Hospital — 5.3%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$859,231
6,775	Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,383,445
		$3,242,676
Insured-Industrial Development Revenue — 1.6%
$1,000	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$985,390
		$985,390
Insured-Lease Revenue / Certificates of Participation — 16.6%
$1,000	Gallatin County, School District Finance Corp. School Building, (XLCA), 4.50%, 5/1/26	$973,330
1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	1,372,262
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	997,140
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,093,972
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,025,540

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	$1,010,870
1,000	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,122,410
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,122,410
900	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(4)	962,433
455	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	413,572
		$10,093,939
Insured-Transportation — 17.2%
$3,000	Kenton County, Airport, (MBIA), (AMT), 6.30%, 3/1/15(5)	$3,065,160
1,195	Kenton County, Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,232,093
2,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (AMBAC), 5.00%, 7/1/25	2,063,280
1,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	915,070
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	3,148,600
		$10,424,203
Insured-Water and Sewer — 12.7%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,531,755
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,011,240
2,000	Campbell and Kenton County, Sanitation District No. 1, (MBIA), 4.375%, 8/1/35(6)	1,848,260
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	1,041,026
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	2,301,660
		$7,733,941
Lease Revenue / Certificates of Participation — 7.3%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$824,670
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,582,221
		$4,406,891

Principal Amount (000's omitted)	Security	Value
Other Revenue — 0.7%
$4,200	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$248,136
5,290	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	182,822
		$430,958
Total Tax-Exempt Investments — 101.2% (identified cost $59,037,026)		$61,508,780
Other Assets, Less Liabilities — (1.2)%		$(729,059)
Net Assets — 100.0%		$60,779,721

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 72.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 25.4% of total investments.

(1)  When-issued security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $402,696 or 0.7% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 105.0%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 3.4%
$375	Louisiana Public Facilities Authority, (Eden Point), Prerefunded to 3/1/09, 6.25%, 3/1/34	$394,987
1,050	Puerto Rico Infrastructure Financing Authority, Escrowed to Maturity, 5.50%, 10/1/32(1)	1,103,113
		$1,498,100
Hospital — 10.3%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$973,740
1,035	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), Prerefunded to 5/15/26, 5.50%, 5/15/32	1,157,182
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	500,790
1,000	Louisiana Public Facility Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	997,980
1,010	Tangipahoa Parish, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	989,295
		$4,618,987
Housing — 6.0%
$1,000	East Baton Rouge, Mortgage Finance Authority, Single Family, 4.625%, 10/1/38	$936,630
25	Louisiana Health Facilities Authority, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	25,468
1,725	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), 4.80%, 12/1/38	1,607,027
365	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	125,509
		$2,694,634
Industrial Development Revenue — 6.7%
$375	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$391,762
2,000	St. John Baptist Parish Revenue, (Marathon Oil), 5.125%, 6/1/37	1,927,740
755	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	694,162
		$3,013,664

Principal Amount (000's omitted)	Security	Value
Insured-Education — 12.7%
$500	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$509,985
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	500,710
1,500	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	1,402,950
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,039,770
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	992,130
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,228,956
		$5,674,501
Insured-Electric Utilities — 8.9%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$792,763
1,350	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	1,355,036
2,000	Rapides Finance Authority, (Cleco Power, LLC), (AMBAC), 4.70%, 11/1/36	1,846,640
		$3,994,439
Insured-Escrowed / Prerefunded — 9.5%
$2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(2)	$1,632,263
750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/12, 5.25%, 12/1/22	805,890
500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), Prerefunded to 2/15/12, 5.00%, 2/15/26	526,990
850	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), Prerefunded to 7/1/12, 5.00%, 7/1/32	897,872
335	Puerto Rico, (FGIC), Variable Rate, Prerefunded to 7/1/12, 5.00%, 7/1/32(3)(4)	395,256
		$4,258,271
Insured-General Obligations — 9.3%
$750	Louisiana, (CIFG), 5.00%, 7/15/25	$772,440
500	Louisiana, (FGIC), 5.00%, 11/15/20	514,040
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,593,405
800	New Orleans, (AMBAC), 0.00%, 9/1/16	538,016
300	Puerto Rico, (FSA), Variable Rate, 5.25%, 7/1/27(3)(4)	345,168
360	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	402,814
		$4,165,883

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 1.7%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$781,365
		$781,365
Insured-Industrial Development Revenue — 2.8%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,264,563
		$1,264,563
Insured-Lease Revenue / Certificates of Participation — 3.6%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing ), (MBIA), 5.25%, 5/1/33	$510,845
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	504,775
540	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(1)	577,460
		$1,593,080
Insured-Other Revenue — 5.8%
$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$498,005
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	718,179
1,500	Louisiana Public Facilities Authority, (Archdiocese of New Orleans Project), (CIFG), 4.50%, 7/1/37	1,378,845
		$2,595,029
Insured-Special Tax Revenue — 8.4%
$1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	$1,014,050
1,400	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	1,378,482
1,525	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	134,688
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	42,386
560	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	80,517
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	60,747
1,000	Saint Tammany Parish, Sales Tax District No. 3, (CIFG), 5.00%, 6/1/30	1,029,700
		$3,740,570

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 1.5%
$630	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	$682,842
		$682,842
Insured-Water and Sewer — 4.1%
$1,940	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	$1,840,381
		$1,840,381
Other Revenue — 2.7%
$2,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$118,160
3,015	Children's Trust Fund, Tobacco Settlement, Escrowed to Maturity, 0.00%, 5/15/55	104,198
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	998,470
		$1,220,828
Senior Living / Life Care — 3.0%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$505,910
850	Louisiana Public Facilities Authority, (Glen Retirement System), 6.70%, 12/1/25	851,241
		$1,357,151
Special Tax Revenue — 2.3%
$1,010	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,034,664
		$1,034,664
Transportation — 2.3%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	$1,007,990
		$1,007,990
Total Tax-Exempt Investments — 105.0% (identified cost $46,546,607)		$47,036,942
Other Assets, Less Liabilities — (5.0)%		$(2,226,572)
Net Assets — 100.0%		$44,810,370

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 65.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.4% to 24.4% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $740,424 or 1.7% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 107.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,253,200
		$1,253,200
Education — 11.6%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,040,760
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,127,712
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,493,700
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,427,475
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.50%, 6/1/21	530,995
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	383,100
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,018,020
		$11,021,762
Escrowed / Prerefunded — 9.3%
$1,225	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,469,767
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,270,269
3,250	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39(1)	3,414,775
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/32	1,380,587
800	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	873,008
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	460,037
		$8,868,443
General Obligations — 4.6%
$1,075	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	$994,192
1,500	Montgomery County, 5.00%, 5/1/25	1,571,955
1,000	Montgomery County, 5.25%, 10/1/19	1,057,650
1,100	Puerto Rico, 0.00%, 7/1/16	745,349
		$4,369,146

Principal Amount (000's omitted)	Security	Value
Hospital — 12.9%
$2,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$2,317,525
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,018,720
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,027,420
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	1,316,625
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,243,790
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	953,480
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,374,900
		$12,252,460
Housing — 5.9%
$2,000	Maryland Community Development, Multifamily Housing, (AMT), 4.85%, 9/1/47	$1,803,960
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	455,970
2,235	Prince George's County, Housing Authority, 5.00%, 7/15/23	2,345,901
1,000	Prince George's County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,019,710
		$5,625,541
Industrial Development Revenue — 1.3%
$1,000	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$1,007,490
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	228,971
		$1,236,461
Insured-Education — 1.5%
$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,397,040
		$1,397,040
Insured-Escrowed / Prerefunded — 12.6%
$1,000	Baltimore, Wastewater, (AMBAC), Prerefunded to 7/1/16, 5.00%, 7/1/36	$1,072,590
3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	3,308,980
1,000	Puerto Rico Electric Power Authority, (FGIC), Prerefunded to 7/1/15, 5.00%, 7/1/35	1,076,730

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$4,650	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	$4,898,667
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,610,775
		$11,967,742
Insured-General Obligations — 1.6%
$350	Puerto Rico, (FSA), Variable Rate, 5.25%, 7/1/27(3)(4)	$402,696
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,125,320
		$1,528,016
Insured-Hospital — 8.9%
$4,860	Maryland Health and Higher Educational Facilities Authority, (Medlantic), (AMBAC), 5.25%, 8/15/38(2)	$5,289,429
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,170,695
		$8,460,124
Insured-Housing — 2.8%
$2,895	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$2,692,379
		$2,692,379
Insured-Lease Revenue / Certificates of Participation — 1.7%
$1,500	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(2)	$1,604,055
		$1,604,055
Insured-Other Revenue — 1.1%
$1,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	$1,015,250
		$1,015,250
Insured-Special Tax Revenue — 6.3%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$2,065,880
2,010	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(2)	1,982,718
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	199,474

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$454,038
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	525,160
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	66,933
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	650,500
		$5,944,703
Insured-Transportation — 7.8%
$1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	$1,027,590
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,532,535
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,528,095
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32(2)	3,265,620
		$7,353,840
Insured-Water and Sewer — 6.2%
$500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	$506,020
2,000	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	2,063,380
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,061,990
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,246,160
		$5,877,550
Other Revenue — 2.5%
$4,300	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$254,044
6,425	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	222,048
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	896,056
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,024,100
		$2,396,248
Senior Living / Life Care — 1.4%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$363,439
325	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	315,195
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	654,930
		$1,333,564

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 4.9%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$773,055
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	537,610
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	813,392
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,484,218
		$4,608,275
Water and Sewer — 1.2%
$1,250	Anne Arundel County, Water and Sewer, 4.25%, 3/1/36	$1,131,063
		$1,131,063
Total Tax-Exempt Investments (identified cost $101,129,413)		$101,936,862
Short-Term Investments — 1.1%
Principal Amount (000's omitted)	Description	Value
$1,000	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Variable Rate, 3.95%, 7/1/41	$999,950
Total Short-Term Investments (identified cost $999,950)		$999,950
Total Investments — 108.5% (identified cost $102,129,363)		$102,936,812
Other Assets, Less Liabilities — (8.5)%		$(8,038,994)
Net Assets — 100.0%		$94,897,818

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 46.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 18.1% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $402,696 or 0.4% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.7%
Principal Amount (000's omitted)	Security	Value
Education — 6.0%
$2,000	Curators, System Facilities Revenue, (University of Missouri), 5.00%, 11/1/35	$2,060,160
3,000	Missouri Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/36	2,814,780
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41	1,384,485
		$6,259,425
Electric Utilities — 0.6%
$150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/25 (1)(2)	$157,491
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/37 (1)(2)	448,348
		$605,839
Escrowed / Prerefunded — 3.0%
$500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), Prerefunded to 8/15/12, 5.70%, 8/15/22	$540,910
1,500	Missouri State Health and Educational Facilities Authority, (Children's Mercy Hospital), Prerefunded to 5/15/08, 5.30%, 5/15/28	1,530,825
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,055,150
		$3,126,885
Hospital — 8.0%
$1,000	Cape Girardeaua County, Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$923,370
1,000	Johnson County, (Western Missouri Medical Center), 5.00%, 6/1/25	966,800
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	391,560
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,072,206
1,000	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	1,002,140

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	$497,866
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	253,045
1,000	Saint Louis County, Industrial Development Authority, (Friendship Village West County), 5.50%, 9/1/28	967,970
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,228,250
		$8,303,207
Housing — 2.0%
$920	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$956,101
105	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	106,074
15	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	15,211
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	503,854
500	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	478,675
		$2,059,915
Industrial Development Revenue — 4.6%
$215	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$215,114
1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,139,821
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,231,716
2,000	Saint Louis, Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), 4.875%, 3/1/32	1,878,920
300	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	275,826
		$4,741,397

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 2.4%
$1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University), (AMBAC), 4.75%, 10/1/24	$1,002,830
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,540,755
		$2,543,585
Insured-Electric Utilities — 9.7%
$1,240	Columbia, Special Obligation Electric Utility, (Annual Appropriation), (AMBAC), 5.00%, 10/1/28	$1,276,902
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,317,950
1,240	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,147,756
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	1,020,080
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(3)	1,337,024
3,250	Springfield, Public Utility Revenue, (FGIC), 4.50%, 8/1/36	3,048,565
		$10,148,277
Insured-Escrowed / Prerefunded — 6.5%
$1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), Prerefunded to 7/1/08, 5.00%, 7/1/28	$1,544,940
575	Missouri State Health and Educational Facilities Authority, (Saint Louis Children's Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	560,314
1,000	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32(4)	1,065,170
662	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(3)	713,901
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,119,920
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), Prerefunded to 7/1/12, 5.00%, 7/1/32	793,605
		$6,797,850

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 11.4%
$2,800	Jackson County, Consolidated School District No. 002, (Montana Direct Deposit), (MBIA), 5.00%, 3/1/27	$2,883,020
1,000	Kansas City, (MBIA), 5.00%, 2/1/27	1,034,500
1,300	Marion County School District No. 060, (FSA), 5.00%, 3/1/25	1,342,237
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25	1,027,020
900	Puerto Rico, (FSA), Variable Rate, Prerefunded to 7/1/11, 7.642%, 7/1/27(1)(2)	1,035,504
1,900	Saint Charles County, Francis Howell School District, (FGIC), 0.00%, 3/1/16	1,326,523
1,000	Saint Charles County, Francis Howell School District, (FGIC), 5.25%, 3/1/21	1,090,630
1,000	Saint Louis, Board of Education, (MBIA), 5.00%, 4/1/25	1,032,720
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,055,740
		$11,827,894
Insured-Hospital — 6.8%
$9,500	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$5,273,070
540	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	284,116
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,525,785
		$7,082,971
Insured-Housing — 1.0%
$1,000	Lincoln University, Auxiliary Housing System Revenue, (AGC), 5.125%, 6/1/37	$1,025,460
		$1,025,460
Insured-Industrial Development Revenue — 1.8%
$2,000	Kansas City, Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,901,640
		$1,901,640

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 11.5%
$1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$1,052,130
1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,049,250
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	548,810
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	1,921,360
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,035,860
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	923,209
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	693,324
239	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(3)	238,500
1,200	Puerto Rico Public Finance Corp., (Common wealth Appropriation), (AMBAC), 5.125%, 6/1/24(3)	1,283,244
2,000	Saint Louis, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,176,440
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,021,970
		$11,944,097
Insured-Other Revenue — 0.8%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$782,092
		$782,092
Insured-Special Tax Revenue — 7.0%
$1,000	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$1,013,560
2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28	2,521,997
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	2,107,607
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	610,200
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,050,320
		$7,303,684

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 5.7%
$570	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	$617,810
1,500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	1,625,813
1,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	1,091,160
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,009,791
500	Saint Louis Airport, (Lambert International Airport), (FSA), 4.25%, 7/1/32	445,145
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,122,380
		$5,912,099
Insured-Water and Sewer — 0.9%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri - American Water Co.), (AMBAC), 4.60%, 12/1/36	$919,950
		$919,950
Other Revenue — 1.4%
$1,500	Missouri Development Finance Authority, Cultural Facilities Revenue, (Kauffman Center of Performing Arts), 4.75%, 6/1/37	$1,486,905
		$1,486,905
Pooled Loans — 2.6%
$2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	$2,751,513
		$2,751,513
Senior Living / Life Care — 3.7%
$1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$990,430
1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	938,440
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,958,980
		$3,887,850
Special Tax Revenue — 2.4%
$2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$2,484,219
		$2,484,219

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 1.7%
$270	Branson, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	$261,509
480	Branson, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	453,619
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,035,130
		$1,750,258
Water and Sewer — 1.3%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$522,792
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	774,300
		$1,297,092
Total Tax-Exempt Investments — 102.7% (identified cost $105,387,857)		$106,944,104
Other Assets, Less Liabilities — (2.7)%		$(2,767,906)
Net Assets — 100.0%		$104,176,198

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 63.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 22.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $1,641,343 or 1.6% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 114.5%
Principal Amount (000's omitted)	Security	Value
Education — 10.0%
$2,000	North Carolina Capital Facilities Finance Agency, (Duke University), 4.50%, 10/1/40	$1,868,340
510	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	515,380
1,000	North Carolina Educational Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,015,570
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,870,815
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,052,885
		$9,322,990
Electric Utilities — 14.6%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	$5,108,500
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,324,950
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,709,860
1,950	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,236,710
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,268,420
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,044,100
		$13,692,540
Escrowed / Prerefunded — 16.7%
$1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	$1,068,760
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,050,630
1,000	New Hanover County, Public Improvements, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,080,200
2,190	North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/11, 5.125%, 10/1/41	2,311,019
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	988,450
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17(1)	2,349,783
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	465,159
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,576,815

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	$472,296
840	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29(2)	900,194
3,160	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29(2)	3,386,446
		$15,649,752
General Obligations — 1.1%
$1,000	Charlotte, 5.00%, 7/1/29	$1,027,150
		$1,027,150
Hospital — 12.1%
$4,800	Charlotte-Mecklenburg Hospital Authority, (Carolinas Healthcare System), Prerefunded to 7/1/10, 5.00%, 1/15/45(2)	$5,120,992
535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	527,713
950	North Carolina Medical Care Commission, (Mission Health Combined Group), 4.25%, 10/1/29	847,752
2,000	North Carolina Medical Care Commission, (Mission Health, Inc.), 5.00%, 10/1/25	2,018,060
1,320	North Carolina Medical Care Commission, (Novant Health, Inc.), 5.00%, 11/1/39	1,318,865
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,011,730
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	504,570
		$11,349,682
Housing — 7.5%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,337,937
1,000	North Carolina Housing Finance Agency, 4.90%, 7/1/37	946,750
2,500	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,330,625
2,000	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,855,000
545	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	555,006
		$7,025,318

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 3.6%
$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,336,289
2,000	University of North Carolina at Charlotte, (AMBAC), 4.75%, 10/1/35	1,992,240
		$3,328,529
Insured-Electric Utilities — 1.8%
$1,650	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(2)	$1,656,155
		$1,656,155
Insured-Escrowed / Prerefunded — 7.0%
$1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	$1,839,003
1,375	East Carolina University, (Housing Dining Facility Systems Revenue), (AMBAC), Prerefunded to 5/1/11, 5.25%, 11/1/21	1,461,446
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(2)	3,227,030
		$6,527,479
Insured-General Obligations — 2.1%
$840	Puerto Rico, (MBIA), 5.50%, 7/1/20(2)	$939,898
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,027,178
		$1,967,076
Insured-Hospital — 7.4%
$1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	$1,256,784
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,013,100
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,074,240
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	1,233,401
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,297,772
		$6,875,297

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 2.5%
$1,025	Buncombe County, (AMBAC), 4.75%, 4/1/32	$1,018,338
1,260	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(2)	1,347,406
		$2,365,744
Insured-Special Tax Revenue — 5.8%
$3,000	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(2)	$2,959,280
1,800	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32(2)	1,959,372
2,440	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	215,501
450	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	68,121
895	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	128,683
720	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	98,287
		$5,429,244
Insured-Transportation — 5.7%
$2,000	Charlotte, Airport, (AMBAC), 4.50%, 7/1/37	$1,858,860
500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	516,175
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(2)	1,950,978
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,011,330
		$5,337,343
Insured-Water and Sewer — 5.7%
$1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	$1,747,867
500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	521,750
1,500	Franklin County, Certificates of Participation, (MBIA), 5.00%, 9/1/27	1,536,180
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,531,080
		$5,336,877
Lease Revenue / Certificates of Participation — 2.7%
$1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$1,017,160
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,518,195
		$2,535,355

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 0.2%
$250	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	$234,615
		$234,615
Special Tax Revenue — 1.8%
$1,620	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,659,560
		$1,659,560
Water and Sewer — 6.1%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,739,933
1,000	Charlotte, Water and Sewer, 4.625%, 7/1/36	979,650
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,035,554
1,000	Raleigh Enterprise System, 4.50%, 3/1/36	943,160
		$5,698,297
Total Tax-Exempt Investments — 114.5% (identified cost $104,231,317)		$107,019,003
Other Assets, Less Liabilities — (14.5)%		$(13,546,759)
Net Assets — 100.0%		$93,472,244

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA- Municipal Bond Insurance Association

MFMR - Multi Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 36.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 14.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 104.9%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.1%
$1,500	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$1,496,715
		$1,496,715
Education — 0.7%
$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$985,910
		$985,910
Electric Utilities — 3.0%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,001,010
1,000	Port of Morrow, Pollution Control, (Portland General Electric), Variable Rate, 5.20%, 5/1/33	1,014,750
505	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/25(1)(2)	530,220
1,495	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/37(1)(2)	1,489,513
		$4,035,493
Escrowed / Prerefunded — 4.9%
$2,000	Oregon Department of Transportation, (Highway User Tax), Prerefunded to 11/15/12, 5.125%, 11/15/26	$2,136,160
1,250	Portland, Community College District, Prerefunded to 6/1/11, 5.00%, 6/1/21	1,307,587
1,500	Puerto Rico Infrastructure Financing Authority, Escrowed to Maturity, 5.50%, 10/1/32(3)	1,575,879
1,500	Umatilla County, Hospital Facilities Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,572,930
		$6,592,556
General Obligations — 8.6%
$3,000	Oregon, 4.50%, 8/1/37	$2,796,960
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	876,369
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,429,558
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,554,930
		$11,657,817
Hospital — 1.6%
$2,105	Hood River County, Health Facility Authority Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,127,966
		$2,127,966

Principal Amount (000's omitted)	Security	Value
Housing — 20.6%
$870	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$904,182
1,000	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	937,830
2,000	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 4.75%, 7/1/36	1,850,740
2,170	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 5.00%, 1/1/25	2,141,399
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	757,132
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,352,725
875	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	882,359
460	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	460,423
510	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	510,484
660	Oregon Veterans Welfare, 5.25%, 10/1/42	679,345
1,560	Oregon Veterans Welfare, 5.50%, 12/1/42	1,587,316
1,655	Portland Housing Authority (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,550,785
2,080	Portland Housing Authority (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,943,531
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	449,934
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,621,166
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,934,196
3,710	Portland Housing Authority, Multifamily Revenue Housing (Berry Ridge), (AMT), 6.30%, 5/1/29	3,759,566
1,500	Washington County, Housing Authority, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,534,140
		$27,857,253
Industrial Development Revenue — 4.4%
$590	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$554,594
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,500,945
165	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	165,183
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	830,290
915	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	914,963
		$5,965,975

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 3.0%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,560,994
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,518,090
		$4,079,084
Insured-Electric Utilities — 1.3%
$750	Emerald People's Utility District, (FSA), 5.25%, 11/1/22	$787,650
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,039,720
		$1,827,370
Insured-Escrowed / Prerefunded — 5.2%
$1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/1/11, 5.00%, 6/1/26	$1,830,622
1,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,073,850
3,896	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(3)	4,129,831
		$7,034,303
Insured-General Obligations — 22.2%
$1,600	Beaverton, School District, (FSA), 4.125%, 6/1/26	$1,483,248
1,200	Clackamas County, School District No. 108, (FSA), 5.50%, 6/15/24	1,348,572
5,000	Clackamas County, School District No. 115, (MBIA), 0.00%, 6/15/27	1,781,350
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	660,220
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/23	1,416,678
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	625,600
1,230	Jackson County, School District No. 549C, (FSA), 4.25%, 12/15/28	1,142,190
1,460	Jackson County, School District No. 549C, (FSA), 4.50%, 12/15/31	1,396,081
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	204,944
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	526,630
3,750	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/28	1,263,487
4,000	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	1,273,080
1,475	Lane County, School District No. 40, (Creswell), (FSA), 4.25%, 6/15/27	1,380,069
1,000	Lebanon, (AMBAC) , 4.25%, 6/1/26	947,250
2,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,255,840

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/30(3)	$4,544,540
800	Marion and Clackamas Counties, School District No. 4J, (Silver Falls), (MBIA), 4.25%, 6/15/27	748,512
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,645,988
1,210	Polk Marion and Benton Counties Oresch District No. 13J, (FSA), 4.125%, 6/15/26	1,109,981
1,065	Polk Marion and Benton Counties Oresch District No. 13J, (FSA), 4.125%, 6/15/27	967,031
600	Puerto Rico, (MBIA), 5.50%, 7/1/20(3)	671,356
590	Tualatin Valley Fire and Rescue, (Rural Fire Protection District), (MBIA), 4.25%, 4/1/26	555,568
1,000	Tualatin Valley Fire and Rescue, (Rural Fire Protection District), (MBIA), 4.25%, 4/1/27	933,650
1,325	Washington Clackamas and Yamhill Counties School District No. 88J, (MBIA), 4.25%, 6/15/28	1,226,937
		$30,108,802
Insured-Hospital — 1.8%
$500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	$502,805
2,000	Salem, Hospital Facilities Authority, (Salem Hospital), (AMBAC), 5.00%, 8/15/36	2,014,460
		$2,517,265
Insured-Lease Revenue / Certificates of Participation — 3.4%
$2,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/22	$2,064,140
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,575,435
900	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(3)	962,433
		$4,602,008
Insured-Other Revenue — 2.3%
$1,580	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/30	$1,471,091
1,720	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/32	1,588,902
		$3,059,993
Insured-Special Tax Revenue — 2.7%
$1,200	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(3)	$1,183,712
560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	203,101
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	100,400

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$17,500	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$1,545,600
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	136,999
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	258,085
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	195,892
		$3,623,789
Insured-Transportation — 3.3%
$1,000	Jackson County, Airport, (XLCA), 5.25%, 12/1/23	$1,039,300
1,400	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/37	1,428,812
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	1,950,978
		$4,419,090
Insured-Water and Sewer — 3.2%
$1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	$1,618,990
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,027,050
1,000	Portland, Water System, (MBIA), 4.50%, 10/1/31	962,240
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	776,033
		$4,384,313
Senior Living / Life Care — 1.3%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,767,115
		$1,767,115
Special Tax Revenue — 8.3%
$7,000	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$6,663,930
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,256,360
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	3,313,999
		$11,234,289
Transportation — 2.0%
$2,500	Puerto Rico Highway and Transportation Authority, 5.25%, 7/1/36	$2,701,200
		$2,701,200
Total Tax-Exempt Investments — 104.9% (identified cost $142,128,329)		$142,078,306
Other Assets, Less Liabilities — (4.9)%		$(6,579,404)
Net Assets — 100.0%		$135,498,902

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 46.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 13.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $2,019,733 or 1.5% of the Fund's net assets.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 109.4%
Principal Amount (000's omitted)	Security	Value
Education — 3.0%
$1,175	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$1,113,089
1,000	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,009,780
1,000	South Carolina Educational Facilities Authority, (Wofford College), 4.50%, 4/1/30	907,570
1,000	South Carolina Educational Facilities Authority, (Wofford College), 5.00%, 4/1/36	977,640
		$4,008,079
Electric Utilities — 1.3%
$440	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/25(1)(2)	$461,974
1,310	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/37(1)(2)	1,305,192
		$1,767,166
Escrowed / Prerefunded — 4.8%
$695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	$716,573
1,000	Lexington County, (Health Services District, Inc.), Prerefunded to 11/1/13, 5.50%, 11/1/32	1,090,040
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,126,900
1,650	Puerto Rico Infrastructure Financing Authority, Escrowed to Maturity, 5.50%, 10/1/32(4)	1,733,463
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,509,912
165	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	186,199
		$6,363,087
General Obligations — 4.1%
$1,500	Charleston County, School District, 5.00%, 2/1/25	$1,527,870
1,085	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	1,114,317
2,360	South Carolina, 3.25%, 8/1/30	1,864,612
1,240	South Carolina State, (Clemson University), 2.50%, 6/1/21	967,572
		$5,474,371

Principal Amount (000's omitted)	Security	Value
Hospital — 2.8%
$3,500	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	$3,464,685
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	254,257
		$3,718,942
Housing — 0.2%
$285	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$285,282
		$285,282
Industrial Development Revenue — 3.2%
$1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26	$1,404,480
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	400,140
1,000	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 5.95%, 9/1/31(3)(5)	1,010,100
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,449,770
		$4,264,490
Insured-Education — 5.9%
$1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$1,026,970
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,313,487
2,750	College of Charleston, Higher Education Facility, (XLCA), 4.50%, 4/1/37	2,589,235
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Authority, (University Plaza), (MBIA), 5.00%, 7/1/33(4)	1,513,695
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,349,882
		$7,793,269
Insured-Electric Utilities — 4.2%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$2,598,975
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	869,446
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	1,005,374
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,040,690
		$5,514,485

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 2.4%
$750	Beaufort-Jasper, Water and Sewer Authority, (FSA), Prerefunded 3/1/12, 5.00%, 3/1/26	$790,875
990	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(4)	1,049,357
1,250	South Carolina Transportation Infrastructure, Prerefunded to 10/1/11, (AMBAC), 5.25%, 10/1/31	1,324,950
		$3,165,182
Insured-General Obligations — 6.1%
$745	Beaufort County, School District, (FSA), 4.25%, 3/1/32	$673,696
2,065	Beaufort County, School District, (FSA), 5.00%, 3/1/28	2,135,231
500	Berkeley County, (CIFG), 4.50%, 9/1/29	477,465
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	867,607
1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18	1,020,730
1,980	Puerto Rico, (AGC), 5.50%, 7/1/29(4)	2,222,272
600	Puerto Rico, (MBIA), 5.50%, 7/1/20(4)	671,356
		$8,068,357
Insured-Hospital — 0.8%
$1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$1,024,210
		$1,024,210
Insured-Lease Revenue / Certificates of Participation — 19.0%
$5,975	Greenwood Fifty School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	$5,647,869
1,390	Greenwood Fifty Schools Facilities, Inc., (AGC), 4.625%, 12/1/29(5)	1,341,378
2,810	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,858,725
1,000	Lexington, School District No. 2, (CIFG), 4.75%, 12/1/31	993,520
1,245	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(4)	1,331,366
2,500	Scago Educational Facilities Corp. Pickens School District, (FSA), Variable Rate, 5.15%, 12/1/28(1)(2)	2,122,275
3,665	Scago Educational Facilities Corp., Cherokee School District No 1, (FSA), 5.00%, 12/1/30	3,744,201
2,900	Scago Educational Facility Corp., Sumter School District No 17, (FSA), 4.50%, 12/1/31	2,735,077
4,635	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	4,381,234
		$25,155,645

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 1.3%
$1,710	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/25	$1,744,422
		$1,744,422
Insured-Pooled Loans — 3.8%
$4,980	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(4)	$5,079,749
		$5,079,749
Insured-Special Tax Revenue — 1.6%
$1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	$1,064,440
4,890	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	431,885
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	136,999
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	258,085
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	195,892
		$2,087,301
Insured-Transportation — 3.1%
$2,700	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(4)	$2,926,467
1,095	Richland Lexington, Airport, (AMT), (CIFG), 5.00%, 1/1/21	1,119,638
		$4,046,105
Insured-Utilities — 4.1%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,123,180
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32(5)	2,264,160
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27(6)	2,067,680
		$5,455,020
Insured-Water and Sewer — 24.8%
$5,000	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	$4,746,100
1,530	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27(3)(5)	1,502,613
2,500	Dorchester County, Water and Sewer System, (MBIA), 4.45%, 10/1/31	2,346,900
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,017,790
1,000	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/27	1,017,930
2,800	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/34	2,859,584
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,526,520

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$1,895	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	$1,795,304
3,830	Lugoff-Elgin, Water Authority, (MBIA), 4.625%, 7/1/37	3,709,278
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	504,910
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,038,150
5,000	Spartanburg, Waterworks, (FSA), 4.375%, 6/1/28	4,709,900
6,250	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32(6)	5,961,063
		$32,736,042
Lease Revenue / Certificates of Participation — 8.0%
$2,000	Charleston Educational Excellence Financing Corp., 5.00%, 12/1/31	$2,021,260
1,000	Dorchester County, School District No. 2, 5.00%, 12/1/30	985,050
3,000	Greenville County, School District, 5.00%, 12/1/24(4)	3,081,410
1,420	Lexington, One School Facility Corp., 5.00%, 12/1/23	1,454,236
2,000	Lexington, One School Facility Corp., 5.00%, 12/1/26	2,036,180
1,000	Newberry, (Newberry County School District), 5.00%, 12/1/30	957,510
		$10,535,646
Other Revenue — 1.6%
$2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	$2,056,060
		$2,056,060
Pooled Loans — 0.8%
$1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	$1,001,270
		$1,001,270
Special Tax Revenue — 2.5%
$3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$3,313,999
		$3,313,999
Total Tax-Exempt Investments — 109.4% (identified cost $144,959,368)		$144,658,179
Other Assets, Less Liabilities — (9.4)%		$(12,501,621)
Net Assets — 100.0%		$132,156,558

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 70.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 25.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $3,889,441 or 2.9% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

(3)  When-issued security.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.3%
Principal Amount (000's omitted)	Security	Value
Education — 2.6%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,516,365
		$1,516,365
Electric Utilities — 2.4%
$1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	$1,017,530
100	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/25(1)(2)	104,994
300	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/37(1)(2)	298,899
		$1,421,423
Escrowed / Prerefunded — 1.4%
$470	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$523,270
280	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	311,735
		$835,005
Hospital — 5.0%
$1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	$996,330
3,200	Knox County, Health and Educational Facilities Authority, (Covenant Health), 0.00%, 1/1/42	460,000
500	Knox County, Health and Educational Facilities Authority, (East Tennessee Hospital), 5.75%, 7/1/33	506,995
1,000	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	957,690
		$2,921,015
Housing — 1.5%
$500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	$468,925
375	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	382,432
		$851,357

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 1.9%
$445	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$454,283
500	McMinn County, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	502,625
150	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	137,913
		$1,094,821
Insured-Cogeneration — 1.7%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$1,010,680
		$1,010,680
Insured-Education — 4.1%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,004,910
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,404,193
		$2,409,103
Insured-Electric Utilities — 15.0%
$1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	$1,199,110
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	531,825
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,046,560
1,750	Madison County, Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,757,875
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,024,240
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,317,920
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	1,030,700
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(3)	835,640
		$8,743,870
Insured-Escrowed / Prerefunded — 9.5%
$500	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$527,085
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	264,047

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	$1,534,665
825	Knox County, Health and Educational Facilities Authority, (Covenant Health), (FSA), Prerefunded to 1/01/13, 5.00%, 1/1/26	871,736
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	536,925
250	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	266,293
1,500	Shelby County, (Lebonheur Children's Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,561,545
		$5,562,296
Insured-General Obligations — 8.3%
$1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	$843,771
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,403,450
500	Lincoln County, (FGIC), 5.25%, 4/1/21	547,115
700	Puerto Rico, (FSA), Variable Rate, Prerefunded to 7/1/11, 7.642%, 7/1/27(1)(2)	805,392
250	Putnam County, (FGIC), 5.25%, 4/1/20	272,760
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	970,010
		$4,842,498
Insured-Hospital — 1.2%
$675	Knox County, HEFA, (Covenant Health), (FSA), 5.00%, 1/1/26	$682,668
		$682,668
Insured-Lease Revenue / Certificates of Participation — 2.7%
$500	Blount County, Public Building Authority, (XLCA), 4.50%, 6/1/37	$466,820
1,020	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(3)	1,090,757
		$1,557,577
Insured-Pooled Loans — 1.8%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$1,020,030
		$1,020,030
Insured-Special Tax Revenue — 2.2%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$787,740
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	484,208
		$1,271,948

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 7.4%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,573,500
1,000	Memphis-Shelby County, Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	1,025,340
570	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	617,810
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32(3)	1,088,540
		$4,305,190
Insured-Water and Sewer — 26.0%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,050,320
1,000	Hallsdale-Powell, Utility District, (FGIC), 5.00%, 4/1/31	1,027,170
1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), 5.00%, 9/1/35	1,024,920
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, (MBIA), 5.00%, 9/1/34	1,533,315
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	906,736
1,000	Knoxville, TE, Wastewater System, (MBIA), 4.00%, 4/1/40	842,090
875	Knoxville, Waste Water System, (MBIA), 4.75%, 4/1/32	875,245
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,012,670
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,070,200
1,500	Rutherford County, Consolidated Utility District, (FSA), 5.00%, 2/1/31	1,541,955
1,195	West Wilson Utility District, Waterworks, (MBIA), 4.00%, 6/1/32	1,032,886
1,250	West Wilson Utility District, Waterworks, (MBIA), 4.25%, 6/1/36	1,113,500
2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34(4)	2,139,760
		$15,170,767
Other Revenue — 4.2%
$395	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$423,306
2,000	Tennessee Energy Acquisition Corp., 5.25%, 9/1/26	2,035,000
		$2,458,306
Special Tax Revenue — 2.5%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,444,432
		$1,444,432
Total Tax-Exempt Investments — 101.3% (identified cost $57,746,476)		$59,119,351
Other Assets, Less Liabilities — (1.3)%		$(778,217)
Net Assets — 100.0%		$58,341,134

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 78.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 36.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $1,209,285 or 2.1% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 113.4%
Principal Amount (000's omitted)	Security	Value
Education — 2.8%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$746,904
2,920	Virginia College Building Authority, 4.75%, 9/1/35	2,913,255
		$3,660,159
Escrowed / Prerefunded — 1.6%
$1,580	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29(1)	$1,693,223
420	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29(1)	450,097
		$2,143,320
General Obligations — 2.7%
$1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	$1,452,202
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,068,740
		$3,520,942
Hospital — 14.4%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,258,347
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,583,085
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,111,780
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	5,164,462
1,850	Henrico County, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,890,476
500	Prince William County Industrial Development Authority, 5.20%, 10/1/30	501,615
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,009,620
3,000	Stafford County, Economic Development Authority, (Medicorp Health System), 5.25%, 6/15/37	3,006,030
1,500	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,446,270
		$18,971,685
Housing — 7.1%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,564,350
1,865	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,909,741

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$3,000	Virginia Housing Development Authority, 4.75%, 7/1/22	$2,908,170
		$9,382,261
Industrial Development Revenue — 4.3%
$1,250	James City County Industrial Development Authority, (Anheuser Busch), (AMT), 6.00%, 4/1/32	$1,262,450
2,265	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	2,330,277
2,230	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	2,050,307
		$5,643,034
Insured-Education — 5.5%
$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	$7,273,516
		$7,273,516
Insured-Electric Utilities — 2.6%
$2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	$2,339,792
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,104,580
		$3,444,372
Insured-Escrowed / Prerefunded — 6.2%
$3,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	$3,160,430
495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	521,471
750	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(1)	806,758
1,000	Richmond, Public Utilities, (FSA), Prefunded to 1/15/12, 5.00%, 1/15/27	1,052,200
2,500	Virginia Resource Authority Infrastructure Revenue, (MBIA), Prerefunded to 5/1/11, 5.50%, 5/1/26	2,679,325
		$8,220,184
Insured-General Obligations — 4.1%
$710	Fairfax, (MBIA), 4.50%, 1/15/36	$685,143
2,350	Harrisonburg, (FSA), 4.25%, 2/1/33	2,179,202
1,000	Puerto Rico, (FSA), Variable Rate, Prefunded to 7/1/11, 7.642%, 7/1/27(2)(3)	1,150,560
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	1,342,712
		$5,357,617

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 8.7%
$1,835	Harrisonburg, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$1,683,576
3,025	Harrisonburg, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/41	2,738,381
1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	1,766,235
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,324,800
		$11,512,992
Insured-Housing — 2.8%
$3,600	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36(1)	$3,673,471
		$3,673,471
Insured-Lease Revenue / Certificates of Participation — 10.3%
$900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	$927,666
1,800	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(1)	1,924,866
4,050	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	3,790,395
4,000	Western Virginia Regional Jail Authority, (MBIA), 4.50%, 6/1/34	3,748,480
3,465	Westmoreland County Industrial Development Authority, Lease Revenue, (MBIA), 4.50%, 11/1/36	3,202,838
		$13,594,245
Insured-Pooled Loans — 1.5%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$247,138
1,740	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,768,084
		$2,015,222
Insured-Special Tax Revenue — 0.3%
$1,070	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$388,068
		$388,068
Insured-Transportation — 14.8%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, District, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,618,150
1,000	Metropolitan Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	994,190

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	Metropolitan Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	$1,009,720
3,255	Metropolitan Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27	3,366,939
1,000	Norfolk, Airport Authority, (FGIC), 5.125%, 7/1/31	1,014,190
3,040	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	3,294,980
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,261,062
		$19,559,231
Insured-Water and Sewer — 5.2%
$1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,114,580
4,000	Spotsylvania County, Water and Sewer, (FSA), 4.50%, 6/1/32	3,844,400
750	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	750,330
1,000	Upper Occoquan, Sewer Authority, (MBIA), 5.15%, 7/1/20	1,082,590
		$6,791,900
Other Revenue — 8.3%
$7,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$413,560
9,840	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	340,070
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,281,600
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(1)	3,148,190
15,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	1,186,650
1,500	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,298,820
3,000	Tobacco Settlement Financing Corp., Prerefunded to 6/1/15, 5.625%, 6/1/37(1)	3,310,350
		$10,979,240
Senior Living / Life Care — 1.7%
$500	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$454,510
1,000	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	894,850
1,000	Virginia Beach, Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	936,490
		$2,285,850

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 2.7%
$200	Heritage Hunt, Community Development Authority, 6.85%, 3/1/19	$202,216
3,240	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	3,319,121
		$3,521,337
Water and Sewer — 5.8%
$4,250	Fairfax County, Water Authority, 5.00%, 4/1/21(4)	$4,564,840
2,795	Fairfax County, Water Authority, 5.25%, 4/1/27	3,087,078
		$7,651,918
Total Tax-Exempt Investments — 113.4% (identified cost $146,623,111)		$149,590,564
Other Assets, Less Liabilities — (13.4)%		$(17,667,705)
Net Assets — 100.0%		$131,922,859

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 54.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 27.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $1,150,560 or 0.9% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of August 31, 2007

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Assets
Investments —
Identified cost	$57,989,080	$68,447,817	$89,315,043	$59,037,026
Unrealized appreciation	1,459,926	287,177	1,505,674	2,471,754
Investments, at value	$59,449,006	$68,734,994	$90,820,717	$61,508,780
Cash	$85,485	$91,825	$1,269,557	$1,018,919
Receivable for investments sold	—	—	100,000	—
Receivable for Fund shares sold	35,278	16,378	138,957	272
Interest receivable	653,344	958,252	1,006,310	592,577
Receivable for daily variation margin on open financial futures contracts	24,948	18,750	20,625	12,328
Receivable for open interest rate swap contracts	—	85,821	—	—
Total assets	$60,248,061	$69,906,020	$93,356,166	$63,132,876
Liabilities
Payable for floating rate notes issued	$2,640,000	$3,615,000	$5,800,000	$1,000,000
Interest expense and fees payable	25,767	24,346	43,662	4,631
Payable for investments purchased	—	—	—	61,791
Payable for Fund shares redeemed	418,702	3,424	85,836	15,084
Demand note payable	—	500,000	—	—
Dividends payable	87,597	99,859	128,965	78,593
Payable for open interest rate swap contracts	59,118	76,356	227,601	63,242
Payable for when-issued securities	—	—	—	1,032,830
Payable to affiliate for investment advisory fees	13,837	17,232	24,585	15,543
Payable to affiliate for distribution and service fees	26,995	27,300	39,043	26,766
Accrued expenses and other liabilities	54,493	54,773	56,764	54,675
Total liabilities	$3,326,509	$4,418,290	$6,406,456	$2,353,155
Net Assets	$56,921,552	$65,487,730	$86,949,710	$60,779,721
Sources of Net Assets
Paid-in capital	$55,556,666	$65,932,211	$87,510,156	$61,503,087
Accumulated net realized gain (loss) (computed on the basis of identified cost)	56,510	(623,852)	(1,722,682)	(3,082,750)
Accumulated distributions in excess of net investment income	(87,597)	(99,859)	(128,965)	(43,149)
Net unrealized appreciation (computed on the basis of identified cost)	1,395,973	279,230	1,291,201	2,402,533
Net Assets	$56,921,552	$65,487,730	$86,949,710	$60,779,721
Class A Shares
Net Assets	$44,946,505	$57,318,679	$69,268,798	$50,735,749
Shares Outstanding	4,681,426	5,905,258	7,589,135	5,656,097
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.60	$9.71	$9.13	$8.97
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.08	$10.19	$9.59	$9.42
Class B Shares
Net Assets	$10,689,659	$5,412,748	$11,362,956	$8,049,812
Shares Outstanding	1,012,364	519,101	1,165,489	831,582
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.56	$10.43	$9.75	$9.68
Class C Shares
Net Assets	$1,285,388	$2,756,303	$6,317,956	$1,994,160
Shares Outstanding	121,685	264,423	647,530	205,983
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.56	$10.42	$9.76	$9.68

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of August 31, 2007

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments —
Identified cost	$46,546,607	$102,129,363	$105,387,857	$104,231,317
Unrealized appreciation	490,335	807,449	1,556,247	2,787,686
Investments, at value	$47,036,942	$102,936,812	$106,944,104	$107,019,003
Cash	$1,086,419	$2,523,847	$13,250	$84,920
Receivable for investments sold	10,000	—	—	—
Receivable for Fund shares sold	114,830	99,383	516,759	29,111
Interest receivable	532,166	1,184,358	1,184,511	1,088,169
Receivable for daily variation margin on open financial futures contracts	11,625	23,305	21,750	46,875
Receivable for open interest rate swap contracts	—	91,553	—	137,286
Total assets	$48,791,982	$106,859,258	$108,680,374	$108,405,364
Liabilities
Payable for floating rate notes issued	$2,620,000	$10,930,000	$3,705,000	$14,250,000
Interest expense and fees payable	25,377	65,593	26,721	93,715
Payable for investments purchased	1,031,014	94,067	—	—
Payable for Fund shares redeemed	38,346	567,733	157,671	90,269
Demand note payable	—	—	100,000	100,000
Dividends payable	79,091	101,757	116,511	139,034
Payable for open interest rate swap contracts	114,844	65,073	270,944	131,645
Payable to affiliate for investment advisory fees	9,027	28,536	31,194	27,814
Payable to affiliate for distribution and service fees	17,878	44,140	43,386	39,856
Accrued expenses and other liabilities	46,035	64,541	52,749	60,787
Total liabilities	$3,981,612	$11,961,440	$4,504,176	$14,933,120
Net Assets	$44,810,370	$94,897,818	$104,176,198	$93,472,244
Sources of Net Assets
Paid-in capital	$45,013,393	$98,293,178	$103,907,785	$91,166,134
Accumulated net realized loss (computed on the basis of identified cost)	(524,620)	(4,399,717)	(914,223)	(324,218)
Accumulated undistributed (distributions in excess of) net investment income	(61,395)	158,273	(116,511)	(119,468)
Net unrealized appreciation (computed on the basis of identified cost)	382,992	846,084	1,299,147	2,749,796
Net Assets	$44,810,370	$94,897,818	$104,176,198	$93,472,244
Class A Shares
Net Assets	$40,323,466	$75,025,348	$90,058,591	$79,909,479
Shares Outstanding	4,174,085	8,105,342	9,235,258	8,721,724
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.66	$9.26	$9.75	$9.16
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.14	$9.72	$10.24	$9.62
Class B Shares
Net Assets	$4,486,904	$12,994,614	$9,626,259	$8,682,942
Shares Outstanding	439,528	1,287,618	893,406	881,180
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.21	$10.09	$10.77	$9.85
Class C Shares
Net Assets	$—	$6,877,856	$4,491,348	$4,879,823
Shares Outstanding	—	681,415	417,152	495,360
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$—	$10.09	$10.77	$9.85

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of August 31, 2007

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Assets
Investments —
Identified cost	$142,128,329	$144,959,368	$57,746,476	$146,623,111
Unrealized appreciation (depreciation)	(50,023)	(301,189)	1,372,875	2,967,453
Investments, at value	$142,078,306	$144,658,179	$59,119,351	$149,590,564
Cash	$965,808	$538,033	$1,074,685	$458,763
Receivable for investments sold	60,663	345,445	—	100,000
Receivable for Fund shares sold	1,174,077	487,984	128,833	723,225
Interest receivable	1,612,352	1,824,144	710,006	1,615,077
Receivable for daily variation margin on open financial futures contracts	75,000	187,500	15,000	142,500
Receivable for open interest rate swap contracts	171,642	102,929	—	—
Total assets	$146,137,848	$148,144,214	$61,047,875	$152,630,129
Liabilities
Payable for floating rate notes issued	$9,796,000	$12,430,000	$2,310,000	$19,250,000
Interest expense and fees payable	61,920	92,889	19,644	154,779
Payable for investments purchased	—	—	—	132,557
Payable for Fund shares redeemed	242,363	398,729	34,456	448,152
Dividends payable	168,852	164,270	81,184	172,317
Payable for open interest rate swap contracts	196,670	245,234	172,690	371,718
Payable for when-issued securities	—	2,486,389	—	—
Payable to affiliate for investment advisory fees	42,787	41,807	14,326	41,605
Payable to affiliate for distribution and service fees	59,591	60,308	25,112	59,342
Accrued expenses and other liabilities	70,763	68,030	49,329	76,800
Total liabilities	$10,638,946	$15,987,656	$2,706,741	$20,707,270
Net Assets	$135,498,902	$132,156,558	$58,341,134	$131,922,859
Sources of Net Assets
Paid-in capital	$138,031,744	$133,266,035	$57,566,537	$130,724,601
Accumulated net realized loss (computed on the basis of identified cost)	(2,219,291)	(327,594)	(353,952)	(1,452,429)
Accumulated distributions in excess of net investment income	(168,852)	(164,270)	(81,184)	(36,996)
Net unrealized appreciation (depreciation) (computed on the basis of identified cost)	(144,699)	(617,613)	1,209,733	2,687,683
Net Assets	$135,498,902	$132,156,558	$58,341,134	$131,922,859
Class A Shares
Net Assets	$110,059,809	$103,974,933	$49,443,837	$107,632,128
Shares Outstanding	11,886,942	10,723,036	5,188,832	11,599,265
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.26	$9.70	$9.53	$9.28
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.72	$10.18	$10.01	$9.74
Class B Shares
Net Assets	$17,077,439	$14,558,899	$6,214,764	$19,055,013
Shares Outstanding	1,686,736	1,416,349	598,950	1,855,451
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.12	$10.28	$10.38	$10.27
Class C Shares
Net Assets	$8,361,654	$13,622,726	$2,682,533	$5,235,718
Shares Outstanding	825,346	1,324,871	258,685	509,540
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.13	$10.28	$10.37	$10.28

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended August 31, 2007

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Investment Income
Interest	$2,851,833	$3,254,343	$3,968,724	$3,201,656
Total investment income	$2,851,833	$3,254,343	$3,968,724	$3,201,656
Expenses
Investment adviser fee	$169,436	$195,176	$252,111	$190,170
Trustees' fees and expenses	7,171	7,171	7,170	7,170
Distribution and service fees
Class A	88,697	109,605	121,138	103,396
Class B	118,403	65,574	120,973	86,138
Class C	14,226	18,477	30,896	11,242
Legal and accounting services	44,255	43,666	48,955	45,949
Printing and postage	9,174	8,721	10,113	9,903
Custodian fee	46,454	51,947	62,339	50,081
Interest expense and fees	92,581	128,211	223,301	38,822
Transfer and dividend disbursing agent fees	27,212	24,563	33,869	35,333
Registration fees	1,601	1,000	142	2,825
Miscellaneous	17,756	19,812	17,215	16,225
Total expenses	$636,966	$673,923	$928,222	$597,254
Deduct — Reduction of custodian fee	7,039	18,417	37,747	9,862
Allocation of expenses to investment adviser	3,297	4,550	4,967	2,880
Total expense reductions	$10,336	$22,967	$42,714	$12,742
Net expenses	$626,630	$650,956	$885,508	$584,512
Net investment income	$2,225,203	$2,603,387	$3,083,216	$2,617,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$694,058	$187,378	$95,140	$390,065
Financial futures contracts	(133,681)	198,122	6,273	(16,870)
Interest rate swap contracts	54,835	(153,780)	(96,726)	58,616
Net realized gain	$615,212	$231,720	$4,687	$431,811
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(2,210,738)	$(2,350,204)	$(2,772,442)	$(2,274,234)
Financial futures contracts	64,434	(17,412)	54,358	43,870
Interest rate swap contracts	(59,118)	271,941	(227,601)	(63,242)
Net change in unrealized appreciation (depreciation)	$(2,205,422)	$(2,095,675)	$(2,945,685)	$(2,293,606)
Net realized and unrealized loss	$(1,590,210)	$(1,863,955)	$(2,940,998)	$(1,861,795)
Net increase in net assets from operations	$634,993	$739,432	$142,218	$755,349

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended August 31, 2007

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest	$2,007,481	$4,578,801	$4,489,453	$4,889,217
Total investment income	$2,007,481	$4,578,801	$4,489,453	$4,889,217
Expenses
Investment adviser fee	$86,191	$288,582	$309,273	$300,091
Trustees' fees and expenses	1,846	7,170	7,171	7,170
Distribution and service fees
Class A	66,114	133,033	152,278	146,984
Class B	51,338	144,183	102,007	99,406
Class C	—	24,945	26,530	25,400
Legal and accounting services	43,935	57,603	47,517	50,159
Printing and postage	5,674	11,431	12,500	14,239
Custodian fee	36,765	68,582	57,298	66,244
Interest expense and fees	101,798	342,392	153,631	504,596
Transfer and dividend disbursing agent fees	12,921	40,272	39,731	43,392
Registration fees	1,250	6,376	3,500	63
Miscellaneous	13,804	16,453	19,060	20,175
Total expenses	$421,636	$1,141,022	$930,496	$1,277,919
Deduct — Reduction of custodian fee	17,698	44,492	32,923	27,876
Allocation of expenses to investment adviser	4,550	4,550	4,967	5,385
Total expense reductions	$22,248	$49,042	$37,890	$33,261
Net expenses	$399,388	$1,091,980	$892,606	$1,244,658
Net investment income	$1,608,093	$3,486,821	$3,596,847	$3,644,559
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$113,881	$(3,612,345)	$219,245	$77,063
Financial futures contracts	14,915	(8,809)	14,837	137,816
Interest rate swap contracts	(52,700)	(300,412)	(131,549)	(211,502)
Net realized gain (loss)	$76,096	$(3,921,566)	$102,533	$3,377
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(1,344,785)	$103,574	$(3,701,138)	$(2,526,303)
Financial futures contracts	68,715	165,817	58,788	(15,672)
Interest rate swap contracts	(114,844)	26,480	(270,944)	373,105
Net change in unrealized appreciation (depreciation)	$(1,390,914)	$295,871	$(3,913,294)	$(2,168,870)
Net realized and unrealized loss	$(1,314,818)	$(3,625,695)	$(3,810,761)	$(2,165,493)
Net increase (decrease) in net assets from operations	$293,275	$(138,874)	$(213,914)	$1,479,066

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended August 31, 2007

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Investment Income
Interest	$6,442,444	$6,045,454	$2,881,354	$6,800,797
Total investment income	$6,442,444	$6,045,454	$2,881,354	$6,800,797
Expenses
Investment adviser fee	$434,317	$421,760	$163,804	$465,003
Trustees' fees and expenses	8,371	8,370	7,170	9,385
Distribution and service fees
Class A	184,589	182,338	95,556	198,295
Class B	184,543	155,800	71,050	211,245
Class C	43,008	71,456	13,975	27,408
Legal and accounting services	53,888	55,335	44,340	55,490
Printing and postage	11,898	11,167	7,325	18,067
Custodian fee	88,126	88,753	46,454	85,578
Interest expense and fees	550,872	524,175	120,476	704,866
Transfer and dividend disbursing agent fees	49,252	40,353	24,548	60,656
Registration fees	1,820	588	1,850	3,450
Miscellaneous	25,335	24,775	18,904	26,607
Total expenses	$1,636,019	$1,584,870	$615,452	$1,866,050
Deduct — Reduction of custodian fee	31,870	35,291	16,137	21,611
Allocation of expenses to investment adviser	5,803	7,055	4,967	6,220
Total expense reductions	$37,673	$42,346	$21,104	$27,831
Net expenses	$1,598,346	$1,542,524	$594,348	$1,838,219
Net investment income	$4,844,098	$4,502,930	$2,287,006	$4,962,578
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(797,993)	$170,115	$192,202	$549,619
Financial futures contracts	199,302	122,991	24,046	(865,765)
Interest rate swap contracts	(344,917)	(243,812)	(54,967)	(131,682)
Net realized gain (loss)	$(943,608)	$49,294	$161,281	$(447,828)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(3,764,646)	$(5,225,793)	$(1,984,377)	$(6,342,680)
Financial futures contracts	(69,648)	(127,689)	42,605	421,561
Interest rate swap contracts	499,922	277,655	(172,690)	(371,718)
Net change in unrealized appreciation (depreciation)	$(3,334,372)	$(5,075,827)	$(2,114,462)	$(6,292,837)
Net realized and unrealized loss	$(4,277,980)	$(5,026,533)	$(1,953,181)	$(6,740,665)
Net increase (decrease) in net assets from operations	$566,118	$(523,603)	$333,825	$(1,778,087)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2007

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,225,203	$2,603,387	$3,083,216	$2,617,144
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	615,212	231,720	4,687	431,811
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(2,205,422)	(2,095,675)	(2,945,685)	(2,293,606)
Net increase in net assets from operations	$634,993	$739,432	$142,218	$755,349
Distributions to shareholders —
From net investment income
Class A	$(1,772,526)	$(2,327,548)	$(2,573,677)	$(2,210,293)
Class B	(404,410)	(243,294)	(448,314)	(318,995)
Class C	(48,201)	(66,947)	(111,142)	(40,962)
From net realized gain
Class A	(211,681)	—	—	—
Class B	(58,312)	—	—	—
Class C	(5,606)	—	—	—
Total distributions to shareholders	$(2,500,736)	$(2,637,789)	$(3,133,133)	$(2,570,250)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,446,215	$16,743,171	$25,703,429	$3,351,438
Class B	448,589	103,319	531,370	243,056
Class C	1,909,569	2,298,827	5,796,983	1,869,880
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,019,772	1,270,627	1,466,729	1,391,816
Class B	263,218	132,547	234,079	195,185
Class C	40,077	17,201	67,029	33,607
Cost of shares redeemed
Class A	(6,199,215)	(7,008,569)	(6,274,937)	(5,681,002)
Class B	(1,550,324)	(1,649,572)	(1,023,706)	(1,262,474)
Class C	(1,204,567)	(104,956)	(559,338)	(154,692)
Net asset value of shares exchanged
Class A	1,967,082	1,198,566	1,340,582	1,003,064
Class B	(1,967,082)	(1,198,566)	(1,340,582)	(1,003,064)
Net increase (decrease) in net assets from Fund share transactions	$1,173,334	$11,802,595	$25,941,638	$(13,186)
Net increase (decrease) in net assets	$(692,409)	$9,904,238	$22,950,723	$(1,828,087)
Net Assets
At beginning of year	$57,613,961	$55,583,492	$63,998,987	$62,607,808
At end of year	$56,921,552	$65,487,730	$86,949,710	$60,779,721
Distributions in excess of net investment income included in net assets
At end of year	$(87,597)	$(99,859)	$(128,965)	$(43,149)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2007

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,608,093	$3,486,821	$3,596,847	$3,644,559
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	76,096	(3,921,566)	102,533	3,377
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(1,390,914)	295,871	(3,913,294)	(2,168,870)
Net increase (decrease) in net assets from operations	$293,275	$(138,874)	$(213,914)	$1,479,066
Distributions to shareholders —
From net investment income
Class A	$(1,455,776)	$(2,925,794)	$(3,132,310)	$(3,153,338)
Class B	(197,987)	(558,649)	(364,699)	(370,816)
Class C	—	(93,277)	(92,277)	(93,284)
Total distributions to shareholders	$(1,653,763)	$(3,577,720)	$(3,589,286)	$(3,617,438)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,757,123	$29,034,235	$35,480,110	$18,246,422
Class B	423,045	676,110	1,033,043	629,903
Class C	—	7,129,231	3,587,748	4,435,577
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	786,001	2,067,382	1,955,119	1,714,223
Class B	57,256	347,552	204,099	179,586
Class C	—	64,286	62,700	78,213
Cost of shares redeemed
Class A	(2,105,149)	(11,114,758)	(10,392,319)	(7,710,041)
Class B	(843,446)	(2,081,531)	(1,071,894)	(2,062,941)
Class C	—	(407,843)	(112,111)	(51,745)
Net asset value of shares exchanged
Class A	1,126,295	2,618,315	1,342,904	2,001,579
Class B	(1,126,295)	(2,618,315)	(1,342,904)	(2,001,579)
Net increase in net assets from Fund share transactions	$13,074,830	$25,714,664	$30,746,495	$15,459,197
Net increase in net assets	$11,714,342	$21,998,070	$26,943,295	$13,320,825
Net Assets
At beginning of year	$33,096,028	$72,899,748	$77,232,903	$80,151,419
At end of year	$44,810,370	$94,897,818	$104,176,198	$93,472,244
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(61,395)	$158,273	$(116,511)	$(119,468)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2007

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$4,844,098	$4,502,930	$2,287,006	$4,962,578
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(943,608)	49,294	161,281	(447,828)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(3,334,372)	(5,075,827)	(2,114,462)	(6,292,837)
Net increase (decrease) in net assets from operations	$566,118	$(523,603)	$333,825	$(1,778,087)
Distributions to shareholders —
From net investment income
Class A	$(4,069,309)	$(3,729,243)	$(1,986,003)	$(4,151,015)
Class B	(715,314)	(549,655)	(256,077)	(763,737)
Class C	(162,293)	(248,471)	(49,254)	(97,596)
Total distributions to shareholders	$(4,946,916)	$(4,527,369)	$(2,291,334)	$(5,012,348)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$46,492,755	$46,182,078	$8,094,153	$30,952,330
Class B	1,570,878	1,333,974	288,795	1,696,581
Class C	8,050,962	12,066,000	2,251,426	5,224,355
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,521,018	2,292,378	1,125,232	2,581,965
Class B	405,462	313,566	170,383	448,608
Class C	113,316	162,129	25,648	84,007
Cost of shares redeemed
Class A	(12,044,050)	(13,610,642)	(4,841,231)	(13,080,884)
Class B	(2,477,242)	(2,524,086)	(1,962,053)	(2,887,917)
Class C	(197,783)	(358,965)	(73,461)	(362,770)
Net asset value of shares exchanged
Class A	2,896,866	1,691,059	693,351	3,592,085
Class B	(2,896,866)	(1,691,059)	(693,351)	(3,592,085)
Net increase in net assets from Fund share transactions	$44,435,316	$45,856,432	$5,078,892	$24,656,275
Net increase in net assets	$40,054,518	$40,805,460	$3,121,383	$17,865,840
Net Assets
At beginning of year	$95,444,384	$91,351,098	$55,219,751	$114,057,019
At end of year	$135,498,902	$132,156,558	$58,341,134	$131,922,859
Distributions in excess of net investment income included in net assets
At end of year	$(168,852)	$(164,270)	$(81,184)	$(36,996)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2006

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,265,960	$2,106,287	$2,592,822	$2,594,270
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	1,031,277	940,098	(92,327)	708,301
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(868,055)	(378,313)	(139,966)	(1,221,027)
Net increase in net assets from operations	$2,429,182	$2,668,072	$2,360,529	$2,081,544
Distributions to shareholders —
From net investment income
Class A	$(1,751,768)	$(1,771,903)	$(2,080,481)	$(2,196,481)
Class B	(544,405)	(325,511)	(537,066)	(432,099)
Class C	(2,218)	(2,129)	(5,630)	(2,941)
Total distributions to shareholders	$(2,298,391)	$(2,099,543)	$(2,623,177)	$(2,631,521)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,296,492	$11,410,374	$11,247,120	$4,669,738
Class B	412,120	784,050	606,329	207,115
Class C	586,421	629,075	1,164,507	321,573
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	843,071	943,488	1,171,909	1,352,426
Class B	299,906	196,067	284,468	254,337
Class C	922	2,077	5,005	2,478
Cost of shares redeemed
Class A	(4,362,135)	(3,189,515)	(6,460,476)	(5,167,331)
Class B	(2,538,762)	(698,351)	(1,343,447)	(2,128,294)
Class C	—	—	—	(29,911)
Net asset value of shares exchanged
Class A	1,868,643	1,120,116	1,139,567	1,375,759
Class B	(1,868,643)	(1,120,116)	(1,139,567)	(1,375,759)
Net increase (decrease) in net assets from Fund share transactions	$(2,461,965)	$10,077,265	$6,675,415	$(517,869)
Net increase (decrease) in net assets	$(2,331,174)	$10,645,794	$6,412,767	$(1,067,846)
Net Assets
At beginning of year	$59,945,135	$44,937,698	$57,586,220	$63,675,654
At end of year	$57,613,961	$55,583,492	$63,998,987	$62,607,808
Distributions in excess of net investment income included in net assets
At end of year	$(95,137)	$(78,554)	$(54,362)	$(84,413)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2006

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,333,439	$3,059,774	$3,049,044	$3,197,333
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	574,015	1,203,637	689,464	837,843
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(545,857)	(1,144,034)	(997,356)	(606,368)
Net increase in net assets from operations	$1,361,597	$3,119,377	$2,741,152	$3,428,808
Distributions to shareholders —
From net investment income
Class A	$(1,066,523)	$(2,189,402)	$(2,609,685)	$(2,645,275)
Class B	(262,353)	(690,836)	(441,380)	(502,930)
Class C	—	(1,384)	(6,092)	(1,653)
Total distributions to shareholders	$(1,328,876)	$(2,881,622)	$(3,057,157)	$(3,149,858)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,973,662	$10,634,401	$14,773,278	$12,911,018
Class B	373,405	1,325,197	748,760	390,997
Class C	—	334,601	1,100,871	521,382
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	512,932	1,458,280	1,577,457	1,440,724
Class B	63,377	425,806	244,803	229,678
Class C	—	1,123	2,635	1,653
Cost of shares redeemed
Class A	(3,780,489)	(5,064,240)	(8,457,950)	(6,983,355)
Class B	(1,682,223)	(2,027,619)	(1,389,007)	(1,807,479)
Net asset value of shares exchanged
Class A	882,802	2,346,641	1,477,733	2,032,649
Class B	(882,802)	(2,346,641)	(1,477,733)	(2,032,649)
Net increase in net assets from Fund share transactions	$2,460,664	$7,087,549	$8,600,847	$6,704,618
Net increase in net assets	$2,493,385	$7,325,304	$8,284,842	$6,983,568
Net Assets
At beginning of year	$30,602,643	$65,574,444	$68,948,061	$73,167,851
At end of year	$33,096,028	$72,899,748	$77,232,903	$80,151,419
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(1,934)	$315,299	$(103,034)	$(107,484)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2006

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$4,067,759	$3,283,991	$2,165,497	$4,469,756
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	1,825,909	1,292,944	881,268	1,657,035
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(870,881)	(953,960)	(945,612)	(1,775,721)
Net increase in net assets from operations	$5,022,787	$3,622,975	$2,101,153	$4,351,070
Distributions to shareholders —
From net investment income
Class A	$(3,203,207)	$(2,662,621)	$(1,836,585)	$(3,466,210)
Class B	(843,969)	(640,046)	(334,142)	(934,418)
Class C	(3,332)	(18,193)	(2,777)	(4,013)
Total distributions to shareholders	$(4,050,508)	$(3,320,860)	$(2,173,504)	$(4,404,641)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,919,384	$25,850,366	$8,506,849	$12,824,961
Class B	1,465,060	2,658,080	417,597	662,388
Class C	653,541	2,235,484	547,721	537,391
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,843,871	1,590,573	1,026,450	2,138,250
Class B	480,655	342,034	225,219	527,616
Class C	2,491	13,258	1,592	3,519
Cost of shares redeemed
Class A	(10,155,982)	(8,279,998)	(6,769,374)	(7,887,091)
Class B	(2,339,580)	(2,337,021)	(1,098,357)	(2,999,981)
Class C	(5)	(15,456)	—	(501)
Net asset value of shares exchanged
Class A	1,152,970	1,004,624	1,213,805	3,131,864
Class B	(1,152,970)	(1,004,624)	(1,213,805)	(3,131,864)
Net increase in net assets from Fund share transactions	$5,869,435	$22,057,320	$2,857,697	$5,806,552
Net increase in net assets	$6,841,714	$22,359,435	$2,785,346	$5,752,981
Net Assets
At beginning of year	$88,602,670	$68,991,663	$52,434,405	$108,304,038
At end of year	$95,444,384	$91,351,098	$55,219,751	$114,057,019
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(84,888)	$(120,371)	$(80,260)	$62,595

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Cash Flows

For the Year Ended August 31, 2007

Cash flows from operating activities	North Carolina Fund	Oregon Fund	South Carolina Fund	Virginia Fund
Net increase (decrease) in net assets from operations	$1,479,066	$566,118	$(523,603)	$(1,778,087)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(24,329,284)	(89,753,132)	(87,811,605)	(64,345,050)
Investments sold	8,793,405	54,095,220	42,656,684	39,782,457
Net amortization of premium (discount)	(487,301)	(553,086)	(226,232)	(107,715)
Increase in interest receivable	(235,111)	(396,706)	(600,129)	(171,848)
Increase (decrease) in payable for investments purchased	(1,064,817)	—	—	132,557
(Increase) decrease in receivable for investments sold	—	(60,663)	(345,445)	100,000
Increase in receivable for daily variation margin on open financial futures contracts	(46,875)	(75,000)	(187,500)	(142,500)
Increase in receivable for open swaps contracts	(137,286)	(171,642)	(102,929)	—
Decrease in payable for daily variation margin on open financial futures contracts	(25,781)	—	(42,969)	(120,313)
Increase (decrease) in payable for open swaps contracts	(235,820)	(328,280)	(174,726)	371,718
Increase in payable to affiliate for investment advisory fees	5,452	14,019	15,532	7,121
Increase in payable to affiliate for distribution and service fees	5,227	14,063	17,640	5,990
(Increase) decrease in payable for when-issued securities	(1,000,000)	—	2,486,389	—
Increase in accrued expenses and other liabilities	3,909	20,239	13,788	26,326
Increase (decrease) in interest expense and fees payable	15,048	(33,468)	(5,676)	20,181
Net realized (gain) loss on investments	(77,063)	797,993	(170,115)	(549,619)
Net change in unrealized (appreciation) depreciation on investments	2,526,303	3,764,646	5,225,793	6,342,680
Net cash used in operating activities	(14,810,928)	(32,099,679)	(39,775,103)	(20,426,102)
Cash flows from financing activities
Proceeds from shares sold	23,311,782	55,099,099	59,252,917	37,198,978
Shares redeemed	(9,841,671)	(14,682,717)	(16,335,121)	(15,957,752)
Cash distributions paid to shareholders net of reinvestments	(1,644,108)	(1,885,405)	(1,715,397)	(1,875,941)
Increase (decrease) in demand note payable	100,000	—	—	(800,000)
Decrease in amount due to custodian	—	—	—	(16,155)
Proceeds from secured borrowings	1,350,000	—	—	2,280,000
Repayment of secured borrowings	—	(5,550,000)	(1,900,000)	—
Net cash provided by financing activities	13,276,003	32,980,977	39,302,399	20,829,130
Net increase (decrease) in cash	(1,534,925)	881,298	(472,704)	403,028
Cash at beginning of year	1,619,845	84,510	1,010,737	55,735
Cash at end of year	$84,920	$965,808	$538,033	$458,763
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	$1,972,022	$3,039,796	$2,768,073	$3,114,580

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of year	$9.910		$9.890	$9.800		$9.720		$9.920
Income (loss) from operations
Net investment income	$0.394		$0.401	$0.422		$0.454		$0.475
Net realized and unrealized gain (loss)	(0.261)		0.026	0.099		0.085		(0.206)
Total income from operations	$0.133		$0.427	$0.521		$0.539		$0.269
Less distributions
From net investment income	$(0.395)		$(0.407)	$(0.431)		$(0.459)		$(0.469)
From net realized gain	(0.048)		—	—		—		—
Total distributions	$(0.443)		$(0.407)	$(0.431)		$(0.459)		$(0.469)
Net asset value — End of year	$9.600		$9.910	$9.890		$9.800		$9.720
Total Return(2)	1.30%		4.46%	5.43%		5.61%		2.74%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$44,947		$43,163	$42,390		$40,225		$9,226
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.75%	0.76	%(5)	0.76	%(5)	0.76	%(5)
Interest and fee expense(3)	0.16%		0.09%	0.05	%(5)	0.03	%(5)	0.02	%(5)
Total expenses before custodian fee reduction	0.91	%(4)	0.84%	0.81	%(5)	0.79	%(5)	0.78	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.73%	0.75	%(5)	0.76	%(5)	0.74	%(5)
Net investment income	3.99%		4.11%	4.29%		4.63%		4.78%
Portfolio Turnover of the Portfolio(6)	—		—	0%		23%		10%
Portfolio Turnover of the Fund	29%		31%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's shares of its corresponding Portfolio's allocated expenses while the Fund was making investment directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of year	$10.900		$10.870	$10.770		$10.690		$10.910
Income (loss) from operations
Net investment income	$0.353		$0.362	$0.384		$0.423		$0.439
Net realized and unrealized gain (loss)	(0.293)		0.034	0.108		0.080		(0.219)
Total income from operations	$0.060		$0.396	$0.492		$0.503		$0.220
Less distributions
From net investment income	$(0.352)		$(0.366)	$(0.392)		$(0.423)		$(0.440)
From net realized gain	(0.048)		—	—		—		—
Total distributions	$(0.400)		$(0.366)	$(0.392)		$(0.423)		$(0.440)
Net asset value — End of year	$10.560		$10.900	$10.870		$10.770		$10.690
Total Return(2)	0.51%		3.75%	4.81	%(3)	4.77%		2.02%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$10,690		$13,854	$17,556		$19,947		$55,263
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.50%	1.51	%(6)	1.52	%(6)	1.51	%(6)
Interest and fee expense(4)	0.16%		0.09%	0.05	%(6)	0.03	%(6)	0.02	%(6)
Total expenses before custodian fee reduction	1.66	%(5)	1.59%	1.56	%(6)	1.55	%(6)	1.53	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(5)	1.48%	1.50	%(6)	1.52	%(6)	1.49	%(6)
Net investment income	3.25%		3.37%	3.55%		3.88%		4.04%
Portfolio Turnover of the Portfolio(7)	—		—	—		23%		10%
Portfolio Turnover of the Fund	29%		31%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's shares of its corresponding Portfolio's allocated expenses while the Fund was making investment directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.900		$10.830
Income (loss) from operations
Net investment income	$0.351		$0.138
Net realized and unrealized gain (loss)	(0.291)		0.089
Total income from operations	$0.060		$0.227
Less distributions
From net investment income	$(0.352)		$(0.157)
From net realized gain	(0.048)		—
Total distributions	$(0.400)		$(0.157)
Net asset value — End of period	$10.560		$10.900
Total Return(3)	0.51%		2.13	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,285		$598
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.50	%(6)
Interest and fee expense(4)	0.16%		0.09	%(6)
Total expenses before custodian fee reduction	1.66	%(5)	1.59	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(5)	1.48	%(6)
Net investment income	3.23%		2.85	%(6)
Portfolio Turnover of the Fund	29%		31	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 21, 2006 to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of year	$9.970		$9.870	$9.880		$9.730		$9.980
Income (loss) from operations
Net investment income	$0.419		$0.438	$0.460		$0.483		$0.490
Net realized and unrealized gain (loss)	(0.254)		0.100	(0.002)		0.150		(0.251)
Total income from operations	$0.165		$0.538	$0.458		$0.633		$0.239
Less distributions
From net investment income	$(0.425)		$(0.438)	$(0.468)		$(0.483)		$(0.489)
Total distributions	$(0.425)		$(0.438)	$(0.468)		$(0.483)		$(0.489)
Net asset value — End of year	$9.710		$9.970	$9.870		$9.880		$9.730
Total Return(2)	1.61%		5.61%	4.74%		6.58%		2.42%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$57,319		$46,779	$36,014		$33,215		$9,480
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.74%	0.74	%(5)	0.72	%(5)	0.73	%(5)
Interest and fee expense(3)	0.20%		0.21%	0.13	%(5)	0.07	%(5)	0.04	%(5)
Total expenses before custodian fee reduction	0.95	%(4)	0.95%	0.87	%(5)	0.79	%(5)	0.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.71%	0.73	%(5)	0.72	%(5)	0.71	%(5)
Net investment income	4.19%		4.46%	4.65%		4.86%		4.90%
Portfolio Turnover of the Portfolio(6)	—		—	—		15%		25%
Portfolio Turnover of the Fund	26%		18%	14%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of year	$10.710		$10.610	$10.610		$10.460		$10.720
Income (loss) from operations
Net investment income	$0.372		$0.393	$0.416		$0.443		$0.444
Net realized and unrealized gain (loss)	(0.275)		0.098	0.007		0.145		(0.259)
Total income from operations	$0.097		$0.491	$0.423		$0.588		$0.185
Less distributions
From net investment income	$(0.377)		$(0.391)	$(0.423)		$(0.438)		$(0.445)
Total distributions	$(0.377)		$(0.391)	$(0.423)		$(0.438)		$(0.445)
Net asset value — End of year	$10.430		$10.710	$10.610		$10.610		$10.460
Total Return(2)	0.85%		4.75%	4.23	%(3)	5.68%		1.72%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$5,413		$8,166	$8,924		$10,354		$33,975
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.50%	1.49	%(6)	1.47	%(6)	1.48	%(6)
Interest and fee expense(4)	0.20%		0.21%	0.13	%(6)	0.07	%(6)	0.04	%(6)
Total expenses before custodian fee reduction	1.70	%(5)	1.71%	1.62	%(6)	1.54	%(6)	1.52	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(5)	1.46%	1.48	%(6)	1.47	%(6)	1.46	%(6)
Net investment income	3.47%		3.72%	3.92%		4.13%		4.17%
Portfolio Turnover of the Portfolio(7)	—		—	—		15%		25%
Portfolio Turnover of the Fund	26%		18%	14%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of year	$10.710		$10.550
Income (loss) from operations
Net investment income	$0.364		$0.112
Net realized and unrealized gain (loss)	(0.277)		0.177
Total income from operations	$0.087		$0.289
Less distributions
From net investment income	$(0.377)		$(0.129)
Total distributions	$(0.377)		$(0.129)
Net asset value — End of period	$10.420		$10.710
Total Return(3)	0.76%		2.76	%(8)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,756		$638
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.49	%(6)
Interest and fee expense(4)	0.20%		0.21	%(6)
Total expenses before custodian fee reduction	1.70	%(5)	1.70	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(5)	1.46	%(6)
Net investment income	3.41%		3.07	%(6)
Portfolio Turnover of the Fund	26%		18	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 28, 2006 to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.460		$9.510	$9.480		$9.260		$9.410
Income (loss) from operations
Net investment income	$0.393		$0.420	$0.448		$0.473		$0.478
Net realized and unrealized gain (loss)	(0.321)		(0.044)	0.039		0.213		(0.162)
Total income from operations	$0.072		$0.376	$0.487		$0.686		$0.316
Less distributions
From net investment income	$(0.402)		$(0.426)	$(0.457)		$(0.466)		$(0.466)
Total distributions	$(0.402)		$(0.426)	$(0.457)		$(0.466)		$(0.466)
Net asset value — End of year	$9.130		$9.460	$9.510		$9.480		$9.260
Total Return(2)	0.71%		4.10%	5.25%		7.52%		3.39%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$69,269		$49,431	$42,511		$38,229		$4,234
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(4)	0.75%	0.77	%(5)	0.78	%(5)	0.77	%(5)
Interest and fee expense(3)	0.29%		0.45%	0.34	%(5)	0.24	%(5)	0.23	%(5)
Total expenses before custodian fee reduction	1.05	%(4)	1.20%	1.11	%(5)	1.02	%(5)	1.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(4)	0.73%	0.75	%(5)	0.78	%(5)	0.75	%(5)
Net investment income	4.18%		4.49%	4.71%		5.02%		5.07%
Portfolio Turnover of the Portfolio(6)	—		—	2%		3%		16%
Portfolio Turnover of the Fund	12%		20%	11%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.100		$10.150	$10.130		$9.900		$10.050
Income (loss) from operations
Net investment income	$0.347		$0.375	$0.404		$0.435		$0.437
Net realized and unrealized gain (loss)	(0.343)		(0.046)	0.028		0.218		(0.164)
Total income from operations	$0.004		$0.329	$0.432		$0.653		$0.273
Less distributions
From net investment income	$(0.354)		$(0.379)	$(0.412)		$(0.423)		$(0.423)
Total distributions	$(0.354)		$(0.379)	$(0.412)		$(0.423)		$(0.423)
Net asset value — End of year	$9.750		$10.100	$10.150		$10.130		$9.900
Total Return(2)	(0.02)%		3.35%	4.52	%(3)	6.69%		2.72%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$11,363		$13,382	$15,075		$15,860		$49,773
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.50%	1.52	%(6)	1.53	%(6)	1.52	%(6)
Interest and fee expense(4)	0.29%		0.45%	0.34	%(6)	0.24	%(6)	0.23	%(6)
Total expenses before custodian fee reduction	1.80	%(5)	1.95%	1.86	%(6)	1.77	%(6)	1.75	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(5)	1.48%	1.50	%(6)	1.53	%(6)	1.50	%(6)
Net investment income	3.44%		3.75%	3.98%		4.27%		4.34%
Portfolio Turnover of the Portfolio(7)	—		—	2%		3%		16%
Portfolio Turnover of the Fund	12%		20%	11%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of year	$10.100		$9.980
Income (loss) from operations
Net investment income	$0.342		$0.116
Net realized and unrealized gain (loss)	(0.328)		0.133	(3)
Total income from operations	$0.014		$0.249
Less distributions
From net investment income	$(0.354)		$(0.129)
Total distributions	$(0.354)		$(0.129)
Net asset value — End of year	$9.760		$10.100
Total Return(4)	0.08%		2.52	%(9)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,318		$1,185
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(6)	1.50	%(7)
Interest and fee expense(5)	0.29%		0.45	%(7)
Total expenses before custodian fee reduction	1.80	%(6)	1.95	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(6)	1.48	%(7)
Net investment income	3.41%		3.28	%(7)
Portfolio Turnover of the Fund	12%		20	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 25, 2006 to August 31, 2006.

(3)  The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period due to the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Annualized.

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.240		$9.320	$9.320		$9.240		$9.420
Income (loss) from operations
Net investment income	$0.399		$0.400	$0.424		$0.442		$0.446
Net realized and unrealized gain (loss)	(0.277)		(0.074)	0.005	(2)	0.077		(0.174)
Total income from operations	$0.122		$0.326	$0.429		$0.519		$0.272
Less distributions
From net investment income	$(0.392)		$(0.406)	$(0.429)		$(0.439)		$(0.452)
Total distributions	$(0.392)		$(0.406)	$(0.429)		$(0.439)		$(0.452)
Net asset value — End of year	$8.970		$9.240	$9.320		$9.320		$9.240
Total Return(3)	1.31%		3.63%	4.71%		5.70%		2.90%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$50,736		$52,188	$50,371		$47,288		$4,248
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(5)	0.79%	0.77	%(6)	0.78	%(6)	0.77	%(6)
Interest and fee expense(4)	0.06%		0.06%	0.05	%(6)	0.02	%(6)	0.01	%(6)
Total expenses before custodian fee reduction	0.84	%(5)	0.85%	0.82	%(6)	0.80	%(6)	0.78	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(5)	0.76%	0.75	%(6)	0.77	%(6)	0.75	%(6)
Net investment income	4.35%		4.37%	4.56%		4.77%		4.73%
Portfolio Turnover of the Portfolio(7)	—		—	—		3%		10%
Portfolio Turnover of the Fund	14%		11%	22%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The per share amount is not in accordance with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount at the per share realized and unrealized gains and losses at such time.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.970		$10.050	$10.060		$9.970		$10.160
Income (loss) from operations
Net investment income	$0.356		$0.359	$0.384		$0.406		$0.408
Net realized and unrealized gain (loss)	(0.298)		(0.076)	(0.007)		0.081		(0.188)
Total income from operations	$0.058		$0.283	$0.377		$0.487		$0.220
Less distributions
From net investment income	$(0.348)		$(0.363)	$(0.387)		$(0.397)		$(0.410)
Total distributions	$(0.348)		$(0.363)	$(0.387)		$(0.397)		$(0.410)
Net asset value — End of year	$9.680		$9.970	$10.050		$10.060		$9.970
Total Return(2)	0.56%		2.92%	3.99	%(3)	4.96%		2.15%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,050		$10,122	$13,305		$16,433		$63,232
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(5)	1.54%	1.52	%(6)	1.53	%(6)	1.52	%(6)
Interest and fee expense(4)	0.06%		0.06%	0.05	%(6)	0.02	%(6)	0.01	%(6)
Total expenses before custodian fee reduction	1.59	%(5)	1.60%	1.57	%(6)	1.55	%(6)	1.53	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(5)	1.51%	1.50	%(6)	1.52	%(6)	1.50	%(6)
Net investment income	3.60%		3.63%	3.82%		4.00%		4.01%
Portfolio Turnover of the Portfolio(7)	—		—	—		3%		10%
Portfolio Turnover of the Fund	14%		11%	22%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of year	$9.970		$9.940
Income (loss) from operations
Net investment income	$0.354		$0.147
Net realized and unrealized gain (loss)	(0.296)		0.037	(3)
Total income from operations	$0.058		$0.184
Less distributions
From net investment income	$(0.348)		$(0.154)
Total distributions	$(0.348)		$(0.154)
Net asset value — End of year	$9.680		$9.970
Total Return(4)	0.56%		1.89	%(9)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,994		$297
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(6)	1.54	%(7)
Interest and fee expense(5)	0.06%		0.06	%(7)
Total expenses before custodian fee reduction	1.59	%(6)	1.60	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(6)	1.51	%(7)
Net investment income	3.59%		3.37	%(7)
Portfolio Turnover of the Fund	14%		11	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 23, 2006 to August 31, 2006.

(3)  The per share amount is not in accordance with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount at the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Annualized.

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of year	$9.960		$9.960	$9.840		$9.610		$9.790
Income (loss) from operations
Net investment income	$0.425		$0.449	$0.460		$0.485		$0.490
Net realized and unrealized gain (loss)	(0.285)		—	0.123		0.217		(0.208)
Total income from operations	$0.140		$0.449	$0.583		$0.702		$0.282
Less distributions
From net investment income	$(0.440)		$(0.449)	$(0.463)		$(0.472)		$(0.462)
Total distributions	$(0.440)		$(0.449)	$(0.463)		$(0.472)		$(0.462)
Net asset value — End of year	$9.660		$9.960	$9.960		$9.840		$9.610
Total Return(2)	1.36%		4.66%	6.04%		7.44%		2.89%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$40,323		$26,972	$22,317		$17,793		$6,027
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.71%	0.76	%(5)	0.76	%(5)	0.74	%(5)
Interest and fee expense(3)	0.26%		0.26%	0.14	%(5)	0.08	%(5)	0.06	%(5)
Total expenses before custodian fee reduction	0.98	%(4)	0.97%	0.90	%(5)	0.84	%(5)	0.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.67	%(4)	0.68%	0.75	%(5)	0.75	%(5)	0.72	%(5)
Net investment income	4.28%		4.57%	4.63%		4.98%		5.00%
Portfolio Turnover of the Portfolio(6)	—		—	—		9%		21%
Portfolio Turnover of the Fund	19%		30%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of year	$10.530		$10.520	$10.400		$10.150		$10.350
Income (loss) from operations
Net investment income	$0.374		$0.399	$0.411		$0.438		$0.441
Net realized and unrealized gain (loss)	(0.309)		0.006	0.120		0.233		(0.227)
Total income from operations	$0.065		$0.405	$0.531		$0.671		$0.214
Less distributions
From net investment income	$(0.385)		$(0.395)	$(0.411)		$(0.421)		$(0.414)
Total distributions	$(0.385)		$(0.395)	$(0.411)		$(0.421)		$(0.414)
Net asset value — End of year	$10.210		$10.530	$10.520		$10.400		$10.150
Total Return(2)	0.57%		3.97%	5.36	%(3)	6.72%		2.05%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,487		$6,124	$8,285		$9,444		$22,312
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(5)	1.47%	1.51	%(6)	1.51	%(6)	1.49	%(6)
Interest and fee expense(4)	0.26%		0.26%	0.14	%(6)	0.08	%(6)	0.06	%(6)
Total expenses before custodian fee reduction	1.73	%(5)	1.73%	1.65	%(6)	1.59	%(6)	1.55	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.42	%(5)	1.44%	1.50	%(6)	1.50	%(6)	1.47	%(6)
Net investment income	3.56%		3.84%	3.91%		4.23%		4.25%
Portfolio Turnover of the Portfolio(7)	—		—	—		9%		21%
Portfolio Turnover of the Fund	19%		30%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.620		$9.590	$9.490		$9.500		$9.700
Income (loss) from operations
Net investment income	$0.411		$0.454	$0.442		$0.459		$0.454
Net realized and unrealized gain (loss)	(0.347)		0.005	0.094		0.022		(0.203)
Total income from operations	$0.064		$0.459	$0.536		$0.481		$0.251
Less distributions
From net investment income	$(0.424)		$(0.429)	$(0.436)		$(0.449)		$(0.449)
From net realized gain	—		—	—		(0.042)		(0.002)
Total distributions	$(0.424)		$(0.429)	$(0.436)		$(0.491)		$(0.451)
Net asset value — End of year	$9.260		$9.620	$9.590		$9.490		$9.500
Total Return(2)	0.59%		4.94%	5.77%		5.14%		2.58%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$75,025		$55,380	$45,791		$45,913		$8,085
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(3)	0.79%	0.80	%(4)	0.79	%(4)	0.78	%(4)
Interest and fee expense(5)	0.41%		0.76%	0.28	%(4)	0.03	%(4)	0.09	%(4)
Total expenses before custodian fee reduction	1.19	%(3)	1.55%	1.08	%(4)	0.82	%(4)	0.87	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(3)	0.76%	0.79	%(4)	0.79	%(4)	0.76	%(4)
Net investment income	4.29%		4.78%	4.64%		4.84%		4.67%
Portfolio Turnover of the Portfolio(6)	—		—	—		12%		28%
Portfolio Turnover of the Fund	6%		15%	10%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.490		$10.460	$10.350		$10.360		$10.580
Income (loss) from operations
Net investment income	$0.373		$0.419	$0.405		$0.426		$0.416
Net realized and unrealized gain (loss)	(0.388)		0.002	0.103		0.018		(0.222)
Total income (loss) from operations	$(0.015)		$0.421	$0.508		$0.444		$0.194
Less distributions
From net investment income	$(0.385)		$(0.391)	$(0.398)		$(0.412)		$(0.412)
From net realized gain	—		—	—		(0.042)		(0.002)
Total distributions	$(0.385)		$(0.391)	$(0.398)		$(0.454)		$(0.414)
Net asset value — End of year	$10.090		$10.490	$10.460		$10.350		$10.360
Total Return(2)	(0.22)%		4.14%	5.17	%(3)	4.34%		1.80%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$12,995		$17,178	$19,783		$25,455		$70,431
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.54%	1.55	%(5)	1.54	%(5)	1.53	%(5)
Interest and fee expense(6)	0.41%		0.76%	0.28	%(5)	0.03	%(5)	0.09	%(5)
Total expenses before custodian fee reduction	1.94	%(4)	2.30%	1.83	%(5)	1.57	%(5)	1.62	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.51%	1.54	%(5)	1.54	%(5)	1.51	%(5)
Net investment income	3.56%		4.05%	3.90%		4.05%		3.92%
Portfolio Turnover of the Portfolio(7)	—		—	—		12%		28%
Portfolio Turnover of the Fund	6%		15%	10%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of year	$10.470		$10.340
Income (loss) from operations
Net investment income	$0.366		$0.115
Net realized and unrealized gain (loss)	(0.361)		0.146
Total income from operations	$0.005		$0.261
Less distributions
From net investment income	$(0.385)		$(0.131)
Total distributions	$(0.385)		$(0.131)
Net asset value — End of year	$10.090		$10.470
Total Return(3)	(0.03)%		2.54	%(4)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,878		$342
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(5)	1.54	%(6)
Interest and fee expense(7)	0.41%		0.76	%(6)
Total expenses before custodian fee reduction	1.94	%(5)	2.30	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(5)	1.51	%(6)
Net investment income	3.53%		3.31	%(6)
Portfolio Turnover of the Fund	6%		15	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Not annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.120		$10.180	$10.080		$9.890		$10.090
Income (loss) from operations
Net investment income	$0.415		$0.441	$0.462		$0.497		$0.510
Net realized and unrealized gain (loss)	(0.368)		(0.058)	0.116		0.232		(0.192)
Total income from operations	$0.047		$0.383	$0.578		$0.729		$0.318
Less distributions
From net investment income	$(0.417)		$(0.443)	$(0.478)		$(0.539)		$(0.518)
Total distributions	$(0.417)		$(0.443)	$(0.478)		$(0.539)		$(0.518)
Net asset value — End of year	$9.750		$10.120	$10.180		$10.080		$9.890
Total Return(2)	0.41%		3.91%	5.87%		7.53%		3.18%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$90,059		$64,947	$55,806		$44,385		$7,311
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(3)	0.75%	0.79	%(4)	0.81	%(4)	0.79	%(4)
Interest and fee expense(5)	0.17%		0.27%	0.21	%(4)	0.13	%(4)	0.13	%(4)
Total expenses before custodian fee reduction	0.92	%(3)	1.02%	1.00	%(4)	0.94	%(4)	0.92	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(3)	0.71%	0.76	%(4)	0.80	%(4)	0.77	%(4)
Net investment income	4.12%		4.41%	4.58%		4.99%		5.06%
Portfolio Turnover of the Portfolio(6)	—		—	—		10%		20%
Portfolio Turnover of the Fund	20%		27%	6%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$11.180		$11.250	$11.140		$10.930		$11.140
Income (loss) from operations
Net investment income	$0.377		$0.407	$0.429		$0.474		$0.482
Net realized and unrealized gain (loss)	(0.409)		(0.071)	0.125		0.244		(0.201)
Total income (loss) from operations	$(0.032)		$0.336	$0.554		$0.718		$0.281
Less distributions
From net investment income	$(0.378)		$(0.406)	$(0.444)		$(0.508)		$(0.491)
Total distributions	$(0.378)		$(0.406)	$(0.444)		$(0.508)		$(0.491)
Net asset value — End of year	$10.770		$11.180	$11.250		$11.140		$10.930
Total Return(2)	(0.35)%		3.10%	5.26	%(3)	6.71%		2.52%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$9,626		$11,169	$13,142		$12,903		$49,870
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50%	1.54	%(6)	1.56	%(6)	1.54	%(6)
Interest and fee expense(5)	0.17%		0.27%	0.21	%(6)	0.13	%(6)	0.13	%(6)
Total expenses before custodian fee reduction	1.67	%(4)	1.77%	1.75	%(6)	1.69	%(6)	1.67	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)	1.46%	1.51	%(6)	1.55	%(6)	1.52	%(6)
Net investment income	3.38%		3.68%	3.85%		4.26%		4.32%
Portfolio Turnover of the Portfolio(7)	—		—	—		10%		20%
Portfolio Turnover of the Fund	20%		27%	6%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of year	$11.170		$11.140
Income (loss) from operations
Net investment income	$0.371		$0.189
Net realized and unrealized gain (loss)	(0.393)		0.052	(3)
Total income (loss) from operations	$(0.022)		$0.241
Less distributions
From net investment income	$(0.378)		$(0.211)
Total distributions	$(0.378)		$(0.211)
Net asset value — End of period	$10.770		$11.170
Total Return(4)	(0.26)%		2.20	%(9)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,491		$1,117
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.50	%(7)
Interest and fee expense(6)	0.17%		0.27	%(7)
Total expenses before custodian fee reduction	1.67	%(5)	1.77	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(5)	1.46	%(7)
Net investment income	3.35%		3.17	%(7)
Portfolio Turnover of the Fund	20%		27	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 16, 2006 to August 31, 2006.

(3)  The per share data is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Annualized.

(8)  For Fund's fiscal period, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.370		$9.340	$9.390		$9.320		$9.600
Income (loss) from operations
Net investment income	$0.404		$0.410	$0.419		$0.436		$0.447
Net realized and unrealized gain (loss)	(0.212)		0.025	(0.052)		0.071		(0.275)
Total income from operations	$0.192		$0.435	$0.367		$0.507		$0.172
Less distributions
From net investment income	$(0.402)		$(0.405)	$(0.417)		$(0.437)		$(0.452)
Total distributions	$(0.402)		$(0.405)	$(0.417)		$(0.437)		$(0.452)
Net asset value — End of year	$9.160		$9.370	$9.340		$9.390		$9.320
Total Return(2)	2.04%		4.80%	4.00%		5.52%		1.80%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$79,909		$67,480	$57,823		$61,704		$9,351
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(3)	0.77%	0.79	%(4)	0.79	%(4)	0.79	%(4)
Interest and fee expense(5)	0.58%		0.38%	0.16	%(4)	0.19	%(4)	0.03	%(4)
Total expenses before custodian fee reduction	1.35	%(3)	1.15%	0.95	%(4)	0.98	%(4)	0.82	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(3)	0.75%	0.79	%(4)	0.79	%(4)	0.77	%(4)
Net investment income	4.32%		4.43%	4.48%		4.65%		4.69%
Portfolio Turnover of the Portfolio(6)	—		—	—		19%		21%
Portfolio Turnover of the Fund	9%		18%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distribtions reinvested.

(3)  The investment adviser was allocated a portion of the Fund's operating expeses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floate securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.080		$10.040	$10.100		$10.030		$10.310
Income (loss) from operations
Net investment income	$0.360		$0.368	$0.375		$0.402		$0.405
Net realized and unrealized gain (loss)	(0.233)		0.032	(0.061)		0.062		(0.277)
Total income from operations	$0.127		$0.400	$0.314		$0.464		$0.128
Less distributions
From net investment income	$(0.357)		$(0.360)	$(0.374)		$(0.394)		$(0.408)
Total distributions	$(0.357)		$(0.360)	$(0.374)		$(0.394)		$(0.408)
Net asset value — End of year	$9.850		$10.080	$10.040		$10.100		$10.030
Total Return(2)	1.23%		4.09%	3.32	%(3)	4.69%		1.23%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,683		$12,145	$15,344		$18,098		$79,932
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.52%	1.54	%(5)	1.54	%(5)	1.54	%(5)
Interest and fee expense(6)	0.58%		0.38%	0.16	%(5)	0.19	%(5)	0.03	%(5)
Total expenses before custodian fee reduction	2.10	%(4)	1.90%	1.70	%(5)	1.73	%(5)	1.57	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.50%	1.54	%(5)	1.54	%(5)	1.52	%(5)
Net investment income	3.57%		3.69%	3.73%		3.93%		3.96%
Portfolio Turnover of the Portfolio(7)	—		—	—		19%		21%
Portfolio Turnover of the Fund	9%		18%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distribtions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  The investment adviser was allocated a portion of the Fund's operating expeses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floate securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of year	$10.070		$9.910
Income (loss) from operations
Net investment income	$0.357		$0.097
Net realized and unrealized gain (loss)	(0.220)		0.183	(3)
Total income from operations	$0.137		$0.280
Less distributions
From net investment income	$(0.357)		$(0.120)
Total distributions	$(0.357)		$(0.120)
Net asset value — End of period	$9.850		$10.070
Total Return(4)	1.34%		2.85	%(5)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,880		$527
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(6)	1.52	%(7)
Interest and fee expense(8)	0.58%		0.38	%(7)
Total expenses before custodian fee reduction	2.09	%(6)	1.90	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(6)	1.50	%(7)
Net investment income	3.56%		2.91	%(7)
Portfolio Turnover of the Fund	9%		18	%(9)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such a time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distribtions reinvested.

(5)  Not annualized

(6)  The investment adviser was allocated a portion of the Fund's operating expeses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Annualized.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floate securities transactions (See Note 1I).

(9)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.550		$9.460	$9.480		$9.420		$9.690
Income (loss) from operations
Net investment income	$0.411		$0.443	$0.470		$0.497		$0.496
Net realized and unrealized gain (loss)	(0.278)		0.089	(0.015)		0.062		(0.278)
Total income from operations	$0.133		$0.532	$0.455		$0.559		$0.218
Less distributions
From net investment income	$(0.423)		$(0.442)	$(0.475)		$(0.499)		$(0.488)
Total distributions	$(0.423)		$(0.442)	$(0.475)		$(0.499)		$(0.488)
Net asset value — End of year	$9.260		$9.550	$9.460		$9.480		$9.420
Total Return(2)	1.34%		5.78%	4.91%		5.98%		2.30%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$110,060		$73,764	$66,240		$55,604		$9,778
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(4)	0.77%	0.80	%(5)	0.81	%(5)	0.80	%(5)
Interest and fee expense(3)	0.47%		0.46%	0.26	%(5)	0.13	%(5)	0.10	%(5)
Total expenses before custodian fee reduction	1.25	%(4)	1.23%	1.06	%(5)	0.94	%(5)	0.90	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.75%	0.79	%(5)	0.80	%(5)	0.78	%(5)
Net investment income	4.31%		4.69%	4.96%		5.19%		5.19%
Portfolio Turnover of the Portfolio(6)	—		—	—		6%		16%
Portfolio Turnover of the Fund	42%		15%	27%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.440		$10.340	$10.370		$10.300		$10.600
Income (loss) from operations
Net investment income	$0.376		$0.408	$0.438		$0.470		$0.466
Net realized and unrealized gain (loss)	(0.312)		0.097	(0.026)		0.068		(0.309)
Total income from operations	$0.064		$0.505	$0.412		$0.538		$0.157
Less distributions
From net investment income	$(0.384)		$(0.405)	$(0.442)		$(0.468)		$(0.457)
Total distributions	$(0.384)		$(0.405)	$(0.442)		$(0.468)		$(0.457)
Net asset value — End of year	$10.120		$10.440	$10.340		$10.370		$10.300
Total Return(2)	0.56%		5.00%	4.24	%(3)	5.26%		1.49%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$17,077		$21,015	$22,363		$24,787		$72,634
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(5)	1.52%	1.55	%(6)	1.56	%(6)	1.55	%(6)
Interest and fee expense(4)	0.47%		0.46%	0.26	%(6)	0.13	%(6)	0.10	%(6)
Total expenses before custodian fee reduction	2.00	%(5)	1.98%	1.81	%(6)	1.69	%(6)	1.65	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.50%	1.54	%(6)	1.55	%(6)	1.53	%(6)
Net investment income	3.60%		3.96%	4.24%		4.45%		4.45%
Portfolio Turnover of the Portfolio(7)	—		—	—		6%		16%
Portfolio Turnover of the Fund	42%		15%	27%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of year	$10.440		$10.400
Income (loss) from operations
Net investment income	$0.368		$0.172
Net realized and unrealized gain (loss)	(0.294)		0.061	(3)
Total income from operations	$0.074		$0.233
Less distributions
From net investment income	$(0.384)		$(0.193)
Total distributions	$(0.384)		$(0.193)
Net asset value — End of year	$10.130		$10.440
Total Return(4)	0.66%		2.27	%(9)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,362		$666
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(6)	1.52	%(7)
Interest and fee expense(5)	0.47%		0.46	%(7)
Total expenses before custodian fee reduction	2.00	%(6)	1.98	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(6)	1.50	%(7)
Net investment income	3.54%		3.32	%(7)
Portfolio Turnover of the Fund	42%		15	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 2, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Annualized.

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004		2003
Net asset value — Beginning of year	$10.050		$10.060	$9.710		$9.450		$9.660
Income (loss) from operations
Net investment income	$0.409		$0.423	$0.463		$0.508		$0.488
Net realized and unrealized gain (loss)	(0.346)		(0.002)	0.370		0.265		(0.213)
Total income from operations	$0.063		$0.421	$0.833		$0.773		$0.275
Less distributions
From net investment income	$(0.413)		$(0.431)	$(0.483)		$(0.513)		$(0.485)
Total distributions	$(0.413)		$(0.431)	$(0.483)		$(0.513)		$(0.485)
Net asset value — End of year	$9.700		$10.050	$10.060		$9.710		$9.450
Total Return(2)	0.55%		4.35%	8.78%		8.32%		2.88%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$103,975		$71,412	$50,953		$34,601		$10,727
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(4)	0.75%	0.75	%(5)	0.75	%(5)	0.73	%(5)
Interest and fee expense(3)	0.45%		0.37%	0.37	%(5)	0.23	%(5)	0.03	%(5)
Total expenses before custodian fee reduction	1.21	%(4)	1.12%	1.12	%(5)	0.98	%(5)	0.76	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.73%	0.72	%(5)	0.75	%(5)	0.71	%(5)
Net investment income	4.06%		4.28%	4.69%		5.22%		5.06%
Portfolio Turnover of the Portfolio(6)	—		—	—		40%		25%
Portfolio Turnover of the Fund	33%		42%	29%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rates notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004		2003
Net asset value — Beginning of year	$10.660		$10.670	$10.300		$10.020		$10.250
Income (loss) from operations
Net investment income	$0.356		$0.372	$0.417		$0.465		$0.441
Net realized and unrealized gain (loss)	(0.378)		(0.005)	0.387		0.283		(0.231)
Total income (loss) from operations	$(0.022)		$0.367	$0.804		$0.748		$0.210
Less distributions
From net investment income	$(0.358)		$(0.377)	$(0.434)		$(0.468)		$(0.440)
Total distributions	$(0.358)		$(0.377)	$(0.434)		$(0.468)		$(0.440)
Net asset value — End of year	$10.280		$10.660	$10.670		$10.300		$10.020
Total Return(2)	(0.29)%		3.57%	8.16	%(3)	7.58%		2.06%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$14,559		$17,667	$18,039		$18,529		$40,459
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.50%	1.50	%(6)	1.50	%(6)	1.48	%(6)
Interest and fee expense(4)	0.45%		0.37%	0.37	%(6)	0.23	%(6)	0.03	%(6)
Total expenses before custodian fee reduction	1.96	%(5)	1.87%	1.87	%(6)	1.73	%(6)	1.51	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(5)	1.48%	1.47	%(6)	1.50	%(6)	1.46	%(6)
Net investment income	3.33%		3.55%	3.98	%(6)	4.50	%(6)	4.33	%(6)
Portfolio Turnover of the Portfolio(7)	—		—	—		40%		25%
Portfolio Turnover of the Fund	33%		42%	29%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rates notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of year	$10.660		$10.470
Income (loss) from operations
Net investment income	$0.349		$0.218
Net realized and unrealized gain (loss)	(0.371)		0.199	(3)
Total income (loss) from operations	$(0.022)		$0.417
Less distributions
From net investment income	$(0.358)		$(0.227)
Total distributions	$(0.358)		$(0.227)
Net asset value — End of period	$10.280		$10.660
Total Return(4)	(0.29)%		4.04	%(9)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,623		$2,272
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(6)	1.50	%(7)
Interest and fee expense(5)	0.45%		0.37	%(7)
Total expenses before custodian fee reduction	1.96	%(6)	1.87	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(6)	1.48	%(7)
Net investment income	3.29%		3.27	%(7)
Portfolio Turnover of the Fund	33%		42	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, January 12, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Annualized.

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.850		$9.880	$9.990		$9.790		$9.910
Income (loss) from operations
Net investment income	$0.407		$0.419	$0.431		$0.462		$0.469
Net realized and unrealized gain (loss)	(0.318)		(0.028)	(0.001)		0.133		(0.111)
Total income from operations	$0.089		$0.391	$0.430		$0.595		$0.358
Less distributions
From net investment income	$(0.409)		$(0.421)	$(0.450)		$(0.485)		$(0.478)
Total distributions	$(0.409)		$(0.421)	$(0.450)		$(0.485)		$(0.478)
Net asset value — End of year	$9.530		$9.850	$9.880		$9.900		$9.790
Total Return(2)	0.85%		4.09%	4.44%		6.17%		3.65%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$49,444		$46,023	$42,088		$39,285		$9,051
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.73%	0.76	%(5)	0.74	%(5)	0.74	%(5)
Interest and fee expense(3)	0.21%		0.19%	0.16	%(5)	0.08	%(5)	0.05	%(5)
Total expenses before custodian fee reduction	0.96	%(4)	0.92%	0.92	%(5)	0.82	%(5)	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.70%	0.75	%(5)	0.73	%(5)	0.71	%(5)
Net investment income	4.15%		4.30%	4.36%		4.69%		4.72%
Portfolio Turnover of the Portfolio(6)	—		—	—		20%		17%
Portfolio Turnover of the Fund	20%		16%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.730		$10.750	$10.780		$10.660		$10.800
Income (loss) from operations
Net investment income	$0.365		$0.378	$0.390		$0.429		$0.433
Net realized and unrealized gain (loss)	(0.350)		(0.020)	(0.010)		0.137		(0.133)
Total income from operations	$0.015		$0.358	$0.380		$0.566		$0.300
Less distributions
From net investment income	$(0.365)		$(0.378)	$(0.410)		$(0.446)		$(0.440)
Total distributions	$(0.365)		$(0.378)	$(0.410)		$(0.446)		$(0.440)
Net asset value — End of year	$10.380		$10.730	$10.750		$10.780		$10.660
Total Return(2)	0.09%		3.43%	3.75	%(3)	5.39%		2.79%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,215		$8,638	$10,346		$11,924		$39,182
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.48%	1.51	%(6)	1.49	%(6)	1.49	%(6)
Interest and fee expense(4)	0.21%		0.19%	0.16	%(6)	0.08	%(6)	0.05	%(6)
Total expenses before custodian fee reduction	1.71	%(5)	1.67%	1.67	%(6)	1.57	%(6)	1.54	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(5)	1.45%	1.50	%(6)	1.48	%(6)	1.46	%(6)
Net investment income	3.41%		3.56%	3.63%		3.95%		3.99%
Portfolio Turnover of the Portfolio(7)	—		—	—		20%		17%
Portfolio Turnover of the Fund	20%		16%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of year	$10.720		$10.580
Income (loss) from operations
Net investment income	$0.362		$0.110
Net realized and unrealized gain (loss)	(0.347)		0.156	(3)
Total income from operations	$0.015		$0.266
Less distributions
From net investment income	$(0.365)		$(0.126)
Total distributions	$(0.365)		$(0.126)
Net asset value — End of year	$10.370		$10.720
Total Return(4)	0.09%		2.54	%(9)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,683		$559
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(6)	1.48	%(7)
Interest and fee expense(5)	0.21%		0.19	%(7)
Total expenses before custodian fee reduction	1.70	%(6)	1.67	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(6)	1.45	%(7)
Net investment income	3.40%		3.10	%(7)
Portfolio Turnover of the Fund	20%		16	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from start of business, May 2, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period due to the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Annualized.

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class A
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$9.770		$9.790	$9.590		$9.390		$9.600
Income (loss) from operations
Net investment income	$0.403		$0.418	$0.426		$0.451		$0.463
Net realized and unrealized gain (loss)	(0.485)		(0.025)	0.202		0.202		(0.217)
Total income (loss) from operations	$(0.082)		$0.393	$0.628		$0.653		$0.246
Less distributions
From net investment income	$(0.408)		$(0.413)	$(0.428)		$(0.453)		$(0.456)
Total distributions	$(0.408)		$(0.413)	$(0.428)		$(0.453)		$(0.456)
Net asset value — End of year	$9.280		$9.770	$9.790		$9.590		$9.390
Total Return(2)	(0.95)%		4.16%	6.70%		7.06%		2.58%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$107,632		$89,098	$78,848		$73,924		$9,477
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(4)	0.77%	0.80	%(5)	0.79	%(5)	0.81	%(5)
Interest and fee expense(3)	0.57%		0.54%	0.23	%(5)	0.12	%(5)	0.08	%(5)
Total expenses before custodian fee reduction	1.35	%(4)	1.31%	1.03	%(5)	0.91	%(5)	0.89	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(4)	0.76%	0.79	%(5)	0.79	%(5)	0.80	%(5)
Net investment income	4.14%		4.34%	4.41%		4.75%		4.83%
Portfolio Turnover of the Portfolio(6)	—		—	—		14%		20%
Portfolio Turnover of the Fund	28%		30%	47%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class B
	Year Ended August 31,
	2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.820		$10.830	$10.610		$10.400		$10.630
Income (loss) from operations
Net investment income	$0.367		$0.384	$0.392		$0.426		$0.434
Net realized and unrealized gain (loss)	(0.547)		(0.018)	0.222		0.204		(0.240)
Total income (loss) from operations	$(0.180)		$0.366	$0.614		$0.630		$0.194
Less distributions
From net investment income	$(0.370)		$(0.376)	$(0.394)		$(0.420)		$(0.424)
Total distributions	$(0.370)		$(0.376)	$(0.394)		$(0.420)		$(0.424)
Net asset value — End of year	$10.270		$10.820	$10.830		$10.610		$10.400
Total Return(2)	(1.77)%		3.49%	6.06	%(3)	6.15%		1.81%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$19,055		$24,411	$29,456		$32,477		$103,739
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(5)	1.52%	1.55	%(6)	1.54	%(6)	1.56	%(6)
Interest and fee expense(4)	0.57%		0.54%	0.23	%(6)	0.12	%(6)	0.08	%(6)
Total expenses before custodian fee reduction	2.10	%(5)	2.06%	1.78	%(6)	1.66	%(6)	1.64	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(5)	1.51%	1.54	%(6)	1.54	%(6)	1.55	%(6)
Net investment income	3.40%		3.61%	3.67%		4.00%		4.09%
Portfolio Turnover of the Portfolio(7)	—		—	—		14%		20%
Portfolio Turnover of the Fund	28%		30%	47%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class C
	Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of year	$10.810		$10.660
Income (loss) from operations
Net investment income	$0.365		$0.198
Net realized and unrealized gain (loss)	(0.525)		0.158	(3)
Total income (loss) from operations	$(0.160)		$0.356
Less distributions
From net investment income	$(0.370)		$(0.206)
Total distributions	$(0.370)		$(0.206)
Net asset value — End of period	$10.280		$10.810
Total Return(4)	(1.58)%		3.38	%(5)
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$5,236		$548
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(7)	1.52	%(8)
Interest and fee expense(6)	0.57%		0.54	%(8)
Total expenses before custodian fee reduction	2.10	%(7)	2.06	%(8)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(7)	1.51	%(8)
Net investment income	3.40%		3.31	%(8)
Portfolio Turnover of the Fund	28%		30	%(9)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 8, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount at the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Not annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(8)  Annualized.

(9)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-eight funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund) (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares, except for Louisiana, which offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are generally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

At August 31, 2007, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
Arkansas	$661,011	August 31, 2013
Georgia	129,324	August 31, 2011
	117,457	August 31, 2012
	931,893	August 31, 2013
	536,265	August 31, 2015
Kentucky	2,260,947	August 31, 2012
	944,485	August 31, 2013

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Amount	Expiration Date
Louisiana	$129,330	August 31, 2008
	159,254	August 31, 2009
	183,393	August 31, 2010
	142,162	August 31, 2012
	197,480	August 31, 2013
Maryland	818,358	August 31, 2013
	204,999	August 31, 2015
Missouri	69,474	August 31, 2010
	135,451	August 31, 2012
	831,764	August 31, 2013
North Carolina	106,713	August 31, 2013
	439,915	August 31, 2015
Oregon	1,258,470	August 31, 2013
South Carolina	290,746	August 31, 2013
Tennessee	398,146	August 31, 2013
Virginia	174,008	August 31, 2012
	1,185,970	August 31, 2013

During the year ended August 31, 2007, capital loss carryforward of $530,682 was utilized to offset net realized gains by the Alabama Fund.

Additionally, at August 31, 2007, the Maryland Fund and the Oregon Fund had net capital losses of $3,263,672 and $1,110,958 respectively, attributable to security transactions incurred after October 31, 2006. These net capital losses are treated as arising on the first day of each Fund's taxable year ending August 31, 2008.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce the Funds' custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (which is generally organized as a trust), (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments, and account for the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in the Funds' Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. At August 31, 2007, the amount of the Funds' Floating Rate Notes and related interest rates and collateral were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
Alabama	$2,640,000	3.96 - 4.03%	$4,061,894
Arkansas	3,615,000	3.98 - 4.20	5,744,566
Georgia	5,800,000	3.96 - 4.20	9,793,963
Kentucky	1,000,000	3.96 - 4.02	1,633,789
Louisiana	2,620,000	3.96 - 4.02	4,121,264
Maryland	10,930,000	3.96 - 4.20	17,040,489
Missouri	3,705,000	3.96 - 4.02	5,816,291
North Carolina	14,250,000	3.98 - 4.20	23,447,751
Oregon	9,796,000	3.98 - 4.05	15,018,729
South Carolina	12,430,000	3.96 - 4.06	19,609,135
Tennessee	2,310,000	3.96 - 4.20	3,632,747
Virginia	19,250,000	3.96 - 4.06	30,830,801

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from a legal borrowing of the Funds to which the policies apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

The tax character of distributions paid for the years ended August 31, 2007 and August 31, 2006 was as follows:

Year Ended 8/31/07	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Distributions declared from:
Tax-exempt income	$2,215,647	$2,613,142	$3,119,689	$2,557,222	$1,653,763	$3,577,720
Ordinary income	$9,490	$24,647	$13,444	$13,028	$—	$—
Long-term capital gain	$275,599	$—	$—	$—	$—	$—
Year Ended 8/31/07	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Distributions declared from:
Tax-exempt income	$3,563,519	$3,617,438	$4,887,494	$4,522,030	$2,279,826	$5,012,348
Ordinary income	$25,767	$—	$59,422	$5,339	$11,508	$—
Long-term capital gain	$—	$—	$—	$—	$—	$—
Year Ended 8/31/06	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Distributions declared from:
Tax-exempt income	$2,260,906	$2,099,543	$2,623,177	$2,561,131	$1,328,876	$2,881,622
Ordinary income	$37,485	$—	$—	$70,390	$—	$—
Year Ended 8/31/06	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Distributions declared from:
Tax-exempt income	$3,011,882	$3,149,858	$4,050,508	$3,266,309	$2,161,839	$4,404,641
Ordinary income	$45,275	$—	$—	$54,551	$11,665	$—

During the year ended August 31, 2007, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities and market discount on disposal of securities.

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Increase (decrease)
Paid-in capital	$(130,499)	$(24,647)	$(13,444)	$—	$—	$—
Accumulated net realized gain	$123,025	$11,550	$38,130	$5,630	$13,791	$66,127
Accumulated undistributed net investment income (loss)	$7,474	$13,097	$(24,686)	$(5,630)	$(13,791)	$(66,127)
	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Increase (decrease)
Paid-in capital	$(25,767)	$—	$(59,360)	$(4,949)	$(11,508)	$—
Accumulated net realized gain	$46,805	$39,105	$40,506	$24,409	$8,104	$49,821
Accumulated undistributed net investment income (loss)	$(21,038)	$(39,105)	$18,854	$(19,460)	$3,404	$(49,821)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of August 31, 2007 the components of the distributable earning (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Undistributed income	$—	$—	$—	$35,444	$17,696	$260,030
Capital loss carryforwards and post October losses	$—	$(661,011)	$(1,714,939)	$(3,205,432)	$(811,619)	$(4,287,029)
Unrealized appreciation (depreciation)	$1,447,648	$298,977	$1,296,586	$2,519,236	$677,492	$745,551
Other temporary differences	$(82,762)	$(82,447)	$(142,093)	$(72,614)	$(86,592)	$(113,912)
	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Undistributed income	$—	$19,566	$—	$—	$—	$135,321
Capital loss carryforwards and post October losses	$(1,036,689)	$(546,628)	$(2,369,428)	$(290,746)	$(398,146)	$(1,359,978)
Unrealized appreciation (depreciation)	$1,435,457	$2,928,677	$(64,210)	$(480,342)	$1,263,474	$2,687,180
Other temporary differences	$(130,355)	$(95,505)	$(99,204)	$(338,389)	$(90,731)	$(264,265)

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the year ended August 31, 2007, advisory fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

Fund	Amount	Effective Annual Rate
Alabama Fund	$169,436	0.29%
Arkansas Fund	195,176	0.31%
Georgia Fund	252,111	0.33%
Kentucky Fund	190,170	0.31%
Louisiana Fund	86,191	0.22%
Maryland Fund	288,582	0.34%
Missouri Fund	309,273	0.34%
North Carolina Fund	300,091	0.35%
Oregon Fund	434,317	0.37%
South Carolina Fund	421,760	0.37%
Tennessee Fund	163,804	0.29%
Virginia Fund	465,003	0.37%

EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), the Funds' principal underwriter and a subsidiary of EVM, receives a portion of the sales charge on sales of Class A shares of the Funds. EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2007 were approximately as follows:

Fund	EVD's Class A Sales Charges	Sub-transfer Agent Fees
Alabama Fund	$7,758	$1,607
Arkansas Fund	16,981	1,814
Georgia Fund	13,544	2,033
Kentucky Fund	5,955	1,957

Fund	EVD's Class A Sales Charges	Sub-transfer Agent Fees
Louisiana Fund	$9,262	$636
Maryland Fund	23,836	2,357
Missouri Fund	12,636	2,917
North Carolina Fund	13,610	2,931
Oregon Fund	37,719	3,305
South Carolina Fund	34,967	2,382
Tennessee Fund	9,221	1,596
Virginia Fund	21,447	3,823

Except for Trustees of the Funds who are members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment advisory fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2007 for Class A shares amounted to the following:

Fund	Class A Distribution and Service Fees
Alabama Fund	$88,697
Arkansas Fund	109,605
Georgia Fund	121,138
Kentucky Fund	103,396
Louisiana Fund	66,114
Maryland Fund	133,033
Missouri Fund	152,278
North Carolina Fund	146,984

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Class A Distribution and Service Fees
Oregon Fund	$184,589
South Carolina Fund	182,338
Tennessee Fund	95,556
Virginia Fund	198,295

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended August 31, 2007, the Funds paid or accrued to EVD the following distribution fees representing 0.75% of the average net assets of each Fund's Class B and Class C shares:

Fund	Class B Distribution Fees	Class C Distribution Fees
Alabama Fund	$93,476	$11,231
Arkansas Fund	51,769	14,587
Georgia Fund	95,505	24,392
Kentucky Fund	68,004	8,875
Louisiana Fund	40,530	N/A
Maryland Fund	113,829	19,702
Missouri Fund	80,532	20,945
North Carolina Fund	78,478	20,053
Oregon Fund	145,692	33,954
South Carolina Fund	123,000	56,413
Tennessee Fund	56,092	11,033
Virginia Fund	166,772	21,638

At August 31, 2007, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans for Class B and Class C shares were approximately as follows:

Fund	Class B	Class C
Alabama Fund	$1,143,000	$138,000
Arkansas Fund	1,044,000	173,000
Georgia Fund	1,605,000	363,000
Kentucky Fund	1,138,000	126,000
Louisiana Fund	685,000	N/A
Maryland Fund	3,333,000	460,000
Missouri Fund	451,000	258,000
North Carolina Fund	1,588,000	284,000
Oregon Fund	1,539,000	522,000
South Carolina Fund	1,219,000	846,000
Tennessee Fund	663,000	156,000
Virginia Fund	1,021,000	350,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the year ended August 31, 2007 amounted to the following:

Fund	Class B Service Fees	Class C Service Fees
Alabama Fund	$24,927	$2,995
Arkansas Fund	13,805	3,890
Georgia Fund	25,468	6,504
Kentucky Fund	18,134	2,367
Louisiana Fund	10,808	N/A
Maryland Fund	30,354	5,243
Missouri Fund	21,475	5,585
North Carolina Fund	20,928	5,347
Oregon Fund	38,851	9,054
South Carolina Fund	32,800	15,043
Tennessee Fund	14,958	2,942
Virginia Fund	44,473	5,770

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemption of Class C shares within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and Class C Plans. CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended August 31, 2007 the Funds were informed that EVD received approximately the following amounts of CDSC paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C
Alabama Fund	—	$22,000	$11,000
Arkansas Fund	$11,000	18,000	900
Georgia Fund	—	7,000	4,000
Kentucky Fund	—	23,000	—
Louisiana Fund	1,000	3,000	N/A
Maryland Fund	4,000	22,000	3,000
Missouri Fund	—	10,000	600
North Carolina Fund	600	8,000	100
Oregon Fund	5,000	27,000	500
South Carolina Fund	100	62,000	1,000
Tennessee Fund	—	18,000	500
Virginia Fund	200	19,000	—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2007, were as follows:

Fund	Purchases	Sales
Alabama Fund	$19,745,295	$17,591,984
Arkansas Fund	29,309,988	17,054,142
Georgia Fund	33,646,463	9,928,933
Kentucky Fund	8,651,572	10,762,209
Louisiana Fund	20,878,678	7,794,825
Maryland Fund	31,649,226	5,585,574
Missouri Fund	46,969,605	18,482,067
North Carolina Fund	24,329,284	8,793,405
Oregon Fund	89,753,132	54,095,220
South Carolina Fund	87,811,605	42,656,684
Tennessee Fund	14,038,190	11,873,799
Virginia Fund	64,345,050	39,782,457

7  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	653,226	235,789
Issued to shareholders electing to receive payments of distributions in Fund shares	103,256	86,339
Redemptions	(628,416)	(447,437)
Exchange from Class B shares	200,036	191,341
Net increase	328,102	66,032
Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	41,240	38,401
Issued to shareholders electing to receive payments of distributions in Fund shares	24,152	27,956
Redemptions	(142,559)	(236,736)
Exchange to Class A shares	(181,791)	(173,999)
Net decrease	(258,958)	(344,378)

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Alabama Fund (continued)

Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(1)
Sales	175,192	54,726
Issued to shareholders electing to receive payments of distributions in Fund shares	3,689	85
Redemptions	(112,007)	—
Net increase	66,874	54,811

Arkansas Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	1,671,467	1,158,118
Issued to shareholders electing to receive payments of distributions in Fund shares	127,119	95,965
Redemptions	(703,729)	(324,399)
Exchange from Class B shares	119,956	113,687
Net increase	1,214,813	1,043,371
Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	9,547	74,204
Issued to shareholders electing to receive payments of distributions in Fund shares	12,320	18,571
Redemptions	(153,332)	(66,079)
Exchange to Class A shares	(111,630)	(105,772)
Net decrease	(243,095)	(79,076)
Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(2)
Sales	213,411	59,385
Issued to shareholders electing to receive payments of distributions in Fund shares	1,609	195
Redemptions	(10,177)	—
Net increase	204,843	59,580

Georgia Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	2,732,538	1,200,847
Issued to shareholders electing to receive payments of distributions in Fund shares	155,755	125,391
Redemptions	(670,074)	(691,629)
Exchange from Class B shares	142,897	121,894
Net increase	2,361,116	756,503
Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	52,686	60,650
Issued to shareholders electing to receive payments of distributions in Fund shares	23,240	28,499
Redemptions	(101,749)	(134,719)
Exchange to Class A shares	(133,751)	(114,065)
Net decrease	(159,574)	(159,635)
Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(3)
Sales	579,454	116,813
Issued to shareholders electing to receive payments of distributions in Fund shares	6,684	499
Redemptions	(55,920)	—
Net increase	530,218	117,312

Kentucky Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	365,207	509,459
Issued to shareholders electing to receive payments of distributions in Fund shares	151,535	147,741
Redemptions	(619,652)	(563,195)
Exchange from Class B shares	109,267	150,362
Net increase	6,357	244,367

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Kentucky Fund (continued)

Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	24,913	21,012
Issued to shareholders electing to receive payments of distributions in Fund shares	19,689	25,746
Redemptions	(127,315)	(215,215)
Exchange to Class A shares	(101,219)	(139,270)
Net decrease	(183,932)	(307,727)
Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(4)
Sales	188,584	32,628
Issued to shareholders electing to receive payments of distributions in Fund shares	3,409	252
Redemptions	(15,835)	(3,055)
Net increase	176,158	29,825

Louisiana Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	1,487,178	708,954
Issued to shareholders electing to receive payments of distributions in Fund shares	79,036	52,145
Redemptions	(212,736)	(383,851)
Exchange from Class B shares	113,211	89,695
Net increase	1,466,689	466,943
Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	40,203	35,813
Issued to shareholders electing to receive payments of distributions in Fund shares	5,440	6,099
Redemptions	(80,778)	(162,632)
Exchange to Class A shares	(107,106)	(84,854)
Net decrease	(142,241)	(205,574)

Maryland Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	3,026,941	1,118,438
Issued to shareholders electing to receive payments of distributions in Fund shares	215,292	153,575
Redemptions	(1,168,252)	(533,337)
Exchange from Class B shares	272,184	247,094
Net increase	2,346,165	985,770
Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	64,745	127,981
Issued to shareholders electing to receive payments of distributions in Fund shares	33,122	41,133
Redemptions	(198,943)	(195,549)
Exchange to Class A shares	(249,499)	(226,509)
Net decrease	(350,575)	(252,944)
Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(5)
Sales	681,893	32,502
Issued to shareholders electing to receive payments of distributions in Fund shares	6,199	107
Redemptions	(39,286)	—
Net increase	648,806	32,609

Missouri Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	3,517,868	1,478,466
Issued to shareholders electing to receive payments of distributions in Fund shares	194,125	157,695
Redemptions	(1,030,428)	(846,544)
Exchange from Class B shares	133,431	147,738
Net increase	2,814,996	937,355

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Missouri Fund (continued)

Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	92,578	67,773
Issued to shareholders electing to receive payments of distributions in Fund shares	18,299	22,143
Redemptions	(96,025)	(125,634)
Exchange to Class A shares	(120,651)	(133,662)
Net decrease	(105,799)	(169,380)
Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(6)
Sales	321,817	99,756
Issued to shareholders electing to receive payments of distributions in Fund shares	5,654	238
Redemptions	(10,313)	—
Net increase	317,158	99,994

North Carolina Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	1,951,516	1,387,532
Issued to shareholders electing to receive payments of distributions in Fund shares	183,108	155,468
Redemptions	(827,166)	(754,782)
Exchange from Class B shares	213,406	219,484
Net increase	1,520,864	1,007,702
Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	62,711	39,212
Issued to shareholders electing to receive payments of distributions in Fund shares	17,809	23,043
Redemptions	(205,928)	(181,478)
Exchange to Class A shares	(198,333)	(204,074)
Net decrease	(323,741)	(323,297)

Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(7)
Sales	440,492	52,134
Issued to shareholders electing to receive payments of distributions in Fund shares	7,794	166
Redemptions	(5,226)	—
Net increase	443,060	52,300

Oregon Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	4,856,458	1,477,540
Issued to shareholders electing to receive payments of distributions in Fund shares	264,173	195,560
Redemptions	(1,261,229)	(1,075,142)
Exchange from Class B shares	303,103	121,117
Net increase	4,162,505	719,075
Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	150,002	141,710
Issued to shareholders electing to receive payments of distributions in Fund shares	38,773	46,623
Redemptions	(237,486)	(227,085)
Exchange to Class A shares	(277,108)	(111,853)
Net decrease	(325,819)	(150,605)
Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(8)
Sales	769,942	63,550
Issued to shareholders electing to receive payments of distributions in Fund shares	10,887	240
Redemptions	(19,272)	(1)
Net increase	761,557	63,789

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

South Carolina Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	4,583,212	2,614,748
Issued to shareholders electing to receive payments of distributions in Fund shares	227,700	161,027
Redemptions	(1,359,186)	(837,222)
Exchange from Class B shares	168,366	101,547
Net increase	3,620,092	2,040,100
Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	124,928	253,026
Issued to shareholders electing to receive payments of distributions in Fund shares	29,317	32,669
Redemptions	(236,701)	(223,265)
Exchange to Class A shares	(158,781)	(95,765)
Net decrease	(241,237)	(33,335)
Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(9)
Sales	1,130,734	213,397
Issued to shareholders electing to receive payments of distributions in Fund shares	15,256	1,260
Redemptions	(34,320)	(1,456)
Net increase	1,111,670	213,201

Tennessee Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	828,170	874,541
Issued to shareholders electing to receive payments of distributions in Fund shares	114,566	105,285
Redemptions	(495,023)	(695,136)
Exchange from Class B shares	70,366	124,155
Net increase	518,079	408,845

Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	26,826	39,286
Issued to shareholders electing to receive payments of distributions in Fund shares	15,911	21,220
Redemptions	(184,203)	(103,692)
Exchange to Class A shares	(64,613)	(113,995)
Net decrease	(206,079)	(157,181)
Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(10)
Sales	211,047	52,010
Issued to shareholders electing to receive payments of distributions in Fund shares	2,410	149
Redemptions	(6,931)	—
Net increase	206,526	52,159

Virginia Fund

Class A	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	3,194,126	1,333,673
Issued to shareholders electing to receive payments of distributions in Fund shares	265,326	222,230
Redemptions	(1,344,714)	(821,229)
Exchange from Class B shares	367,370	324,682
Net increase	2,482,108	1,059,356
Class B	Year Ended August 31, 2007	Year Ended August 31, 2006
Sales	157,819	62,283
Issued to shareholders electing to receive payments of distributions in Fund shares	41,599	49,560
Redemptions	(269,219)	(281,852)
Exchange to Class A shares	(331,831)	(293,331)
Net decrease	(401,632)	(463,340)
Class C	Year Ended August 31, 2007	Period Ended August 31, 2006(11)
Sales	484,478	50,428
Issued to shareholders electing to receive payments of distributions in Fund shares	7,844	329
Redemptions	(33,492)	(47)
Net increase	458,830	50,710

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

(1)  Class C shares of the Alabama Fund commenced operations on March 21, 2006.

(2)  Class C shares of the Arkansas Fund commenced operations on April 28, 2006.

(3)  Class C shares of the Georgia Fund commenced operations on April 25, 2006.

(4)  Class C shares of the Kentucky Fund commenced operations on March 23, 2006.

(5)  Class C shares of the Maryland Fund commenced operations on May 2, 2006.

(6)  Class C shares of the Missouri Fund commenced operations on February 16, 2006.

(7)  Class C shares of the North Carolina Fund commenced operations on May 2, 2006.

(8)  Class C shares of the Oregon Fund commenced operations on March 2, 2006.

(9)  Class C shares of the South Carolina Fund commenced operations on January 12, 2006.

(10)  Class C shares of the Tennessee Fund commenced operations on May 2, 2006.

(11)  Class C shares of the Virginia Fund commenced operations on February 8, 2006.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2007, as determined on a federal income tax basis, were as follows:

Alabama Fund
Aggregate Cost	$55,297,405
Gross unrealized appreciation	$2,322,189
Gross unrealized depreciation	(810,588)
Net unrealized appreciation	$1,511,601
Arkansas Fund
Aggregate Cost	$64,813,070
Gross unrealized appreciation	$1,399,784
Gross unrealized depreciation	(1,092,860)
Net unrealized appreciation	$306,924
Georgia Fund
Aggregate Cost	$83,509,658
Gross unrealized appreciation	$3,098,265
Gross unrealized depreciation	(1,587,206)
Net unrealized appreciation	$1,511,059

Kentucky Fund
Aggregate Cost	$57,920,323
Gross unrealized appreciation	$3,187,497
Gross unrealized depreciation	(599,040)
Net unrealized appreciation	$2,588,457
Louisiana Fund
Aggregate Cost	$43,632,107
Gross unrealized appreciation	$1,846,275
Gross unrealized depreciation	(1,061,440)
Net unrealized appreciation	$784,835
Maryland Fund
Aggregate Cost	$91,299,895
Gross unrealized appreciation	$2,624,335
Gross unrealized depreciation	(1,917,418)
Net unrealized appreciation	$706,917
Missouri Fund
Aggregate Cost	$101,546,547
Gross unrealized appreciation	$3,957,529
Gross unrealized depreciation	(2,264,972)
Net unrealized appreciation	$1,692,557
North Carolina Fund
Aggregate Cost	$89,802,437
Gross unrealized appreciation	$4,169,745
Gross unrealized depreciation	(1,203,179)
Net unrealized appreciation	$2,966,566
Oregon Fund
Aggregate Cost	$132,251,840
Gross unrealized appreciation	$3,078,795
Gross unrealized depreciation	(3,048,329)
Net unrealized appreciation	$30,466

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

South Carolina Fund
Aggregate Cost	$132,392,097
Gross unrealized appreciation	$2,539,185
Gross unrealized depreciation	(2,703,103)
Net unrealized depreciation	$(163,918)
Tennessee Fund
Aggregate Cost	$55,382,735
Gross unrealized appreciation	$2,310,557
Gross unrealized depreciation	(883,941)
Net unrealized appreciation	$1,426,616
Virginia Fund
Aggregate Cost	$127,373,614
Gross unrealized appreciation	$6,100,885
Gross unrealized depreciation	(3,133,935)
Net unrealized appreciation	$2,966,950

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit was allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2007, Arkansas Fund, Missouri Fund and North Carolina Fund had a balance outstanding pursuant to this line of credit of $500,000, $100,000, and $100,000, respectively. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2007. Effective September 7, 2007, the amount of the line of credit was increased to $200 million and the annual rate on the daily unused portion of the line of credit was reduced to 0.07%.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments may include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations held under these financial instruments at August 31, 2007, is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Alabama	12/07	13 U.S. Treasury Note	Short	$(1,420,103)	$(1,417,609)	$2,494
	12/07	57 U.S. Treasury Bond	Short	(6,351,737)	(6,359,064)	$(7,327)
Arkansas	12/07	50 U.S. Treasury Bond	Short	$(5,560,713)	$(5,578,125)	$(17,412)
Georgia	12/07	55 U.S. Treasury Bond	Short	$(6,149,066)	$(6,135,938)	$13,128
Kentucky	12/07	11 U.S. Treasury Bond	Short	$(1,217,181)	$(1,227,188)	$(10,007)
	12/07	21 U.S. Treasury Note	Short	(2,294,012)	(2,289,984)	$4,028
Louisiana	12/07	31 U.S. Treasury Bond	Short	$(3,465,939)	$(3,458,438)	$7,501
Maryland	12/07	73 U.S. Treasury Bond	Short	$(8,156,218)	$(8,144,063)	$12,155
Missouri	12/07	58 U.S. Treasury Bond	Short	$(6,484,469)	$(6,470,625)	$13,844
North	12/07	125
Carolina		U.S. Treasury Bond	Short	$(13,901,782)	$(13,945,313)	$(43,531)
Oregon	12/07	200 U.S. Treasury Bond	Short	$(22,242,852)	$(22,312,500)	$(69,648)
South	12/07	500
Carolina		U.S. Treasury Bond	Short	$(55,607,131)	$(55,781,250)	$(174,119)
Tennessee	12/07	40 U.S. Treasury Bond	Short	$(4,472,048)	$(4,462,500)	$9,548
Virginia	12/07	380 U.S. Treasury Bond	Short	$(42,485,699)	$(42,393,750)	$91,949

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Interest Rate Swaps

Alabama Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$1,075,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 11, 2038	$(59,118)
					$(59,118)

Arkansas Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$875,000	5.732%	3 month USD- LIBOR-BBA	May 16, 2008/ May 16, 2038	$(35,112)
Lehman Brothers Special Financing, Inc.	$2,500,000	3.896%	USD-BMA- Municipal Swap Index	October 23, 2007/ October 23, 2037	$96,217
Lehman Brothers Special Financing, Inc.	$1,825,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(10,395)
Merrill Lynch Capital Services, Inc.	$750,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 11, 2038	$(41,245)
					$9,465

Georgia Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$1,000,000	5.732%	3-month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(40,127)
Lehman Brothers Special Financing, Inc.	$3,225,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(18,370)
Merrill Lynch Capital Services, Inc.	$3,075,000	5.817%	3-month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(169,104)
					$(227,601)

Kentucky Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$1,150,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(63,242)
					$(63,242)

Louisiana Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$500,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(20,063)
Lehman Brothers Special Financing, Inc.	$1,675,00	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(9,541)
Merrill Lynch Capital Services, Inc.	$1,550,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(85,240)
					$(114,844)

Maryland Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$1,100,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(44,140)
Lehman Brothers Special Financing, Inc.	$3,675,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(20,933)
Morgan Stanley Capital Services, Inc.	$3,000,000	3.93%	USD-BMA- Municipal Swap Index	December 20, 2007/ December 20, 2037	$91,553
					$26,480

Missouri Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$1,175,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(47,150)
Lehman Brothers Special Financing, Inc.	$4,050,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(23,069)
Merrill Lynch Capital Services, Inc.	$3,650,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(200,725)
					$(270,944)

North Carolina Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$1,225,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(49,155)
Lehman Brothers Special Financing, Inc.	$4,000,000	3.896%	USD-BMA- Municipal Swap Index	October 23, 2007/ October 23, 2037	$153,948
Lehman Brothers Special Financing, Inc.	$2,925,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(16,662)
Merrill Lynch Capital Services, Inc.	$1,500,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(82,490)
					$5,641

Eaton Vance Municipals Funds as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Oregon Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$1,475,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(59,187)
Lehman Brothers Special Financing, Inc.	$3,650,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(20,791)
Lehman Brothers Special Financing, Inc.	$5,000,000	3.896%	USD-BMA- Municipal Swap Index	October 23, 2007/ October 23, 2037	$192,433
Merrill Lynch Capital Services, Inc.	$2,500,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(137,483)
					$(25,028)

South Carolina Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$2,000,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(80,254)
Lehman Brothers Special Financing, Inc.	$3,000,000	3.896%	3 month USD-BMA	October 23, 2007/ October 23, 2037	$115,460
Lehman Brothers Special Financing, Inc.	$2,200,000	5.503%	USD-LIBOR-BBA Municipal Swap Index	September 28, 2008/ September 28, 2038	$(12,531)
Merrill Lynch Capital Services, Inc.	$3,000,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(164,980)
					$(142,305)

Tennessee Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$825,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(33,104)
Lehman Brothers Special Financing, Inc.	$2,300,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(13,101)
Merrill Lynch Capital Services, Inc.	$2,300,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(126,485)
					$(172,690)

Virginia Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A	$1,725,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(69,219)
Lehman Brothers Special Financing, Inc.	$5,075,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(28,908)
Merrill Lynch Capital Services, Inc.	$4,975,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(273,591)
					$(371,718)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2007, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Municipals Funds as of August 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (individually, the "Fund," collectively, the "Funds") (certain of the Series of Eaton Vance Municipals Trust) as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented and the statement of cash flows of the Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, and Eaton Vance Virginia Municipals Fund for the year then ended. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Municipals Trust as of August 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, their financial highlights for each of the periods presented and the statement of cash flows of the Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund and Eaton Vance Virginia Municipals Fund for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 15, 2007

Eaton Vance Municipals Funds as of August 31, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Alabama Municipals Fund	99.57%
Arkansas Municipals Fund	99.07%
Georgia Municipals Fund	99.57%
Kentucky Municipals Fund	99.49%
Louisiana Municipals Fund	100.00%
Maryland Municipals Fund	100.00%
Missouri Municipals Fund	99.28%
North Carolina Municipals Fund	100.00%
Oregon Municipals Fund	98.80%
South Carolina Municipals Fund	99.88%
Tennessee Municipals Fund	99.50%
Virginia Municipals Fund	100.00%

Capital Gain Dividends — The Alabama Municipals Fund designates $275,599 as a capital gain dividend.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Alabama Municipals Fund

•  Eaton Vance Arkansas Municipals Fund

•  Eaton Vance Georgia Municipals Fund

•  Eaton Vance Kentucky Municipals Fund

•  Eaton Vance Louisiana Municipals Fund

•  Eaton Vance Maryland Municipals Fund

•  Eaton Vance Missouri Municipals Fund

•  Eaton Vance North Carolina Municipals Fund

•  Eaton Vance Oregon Municipals Fund

•  Eaton Vance South Carolina Municipals Fund

•  Eaton Vance Tennessee Municipals Fund

•  Eaton Vance Virginia Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and each Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	President of EVC, EVM, BMR, and EV and Director of EVD. Chief Investment Officer of EVC, EVM and BMR. Trustee and/or Officer of 178 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV, which are affiliates of the Trust.	178	Director of EVC

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1985	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV and EVD. Trustee and/or officer of 178 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	178	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	178	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	176	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002-2005).	178	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	178	None

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	178	None

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	175	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	178	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	178	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President. Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 178 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Mr. MacIntosh served as Vice President of the Trust since 1993 and Ms. Campbell served as Assistant Treasurer of the Trust since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Independent Auditors
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

445-10/07  12MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, and Eaton Vance Virginia Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 28 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended August 31, 2006 and August 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Alabama Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$27,110	$28,750

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$34,340	$36,233

Eaton Vance Arkansas Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$24,490	$26,380

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$31,720	$33,863

Eaton Vance Georgia Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$27,110	$28,750

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$34,340	$36,233

Eaton Vance Kentucky Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$27,110	$28,750

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$34,340	$36,233

Eaton Vance Louisiana Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$23,690	$25,580

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$30,920	$33,063

Eaton Vance Maryland Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$28,830	$30,470

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$36,060	$37,953

Eaton Vance Missouri Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$27,110	$38,750

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$34,340	$36,233

Eaton Vance North Carolina Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$28,830	$30,470

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$36,060	$37,953

Eaton Vance Oregon Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$28,830	$30,470

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$36,060	$37,953

Eaton Vance South Carolina Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$27,110	$28,750

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$34,340	$36,233

Eaton Vance Tennessee Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$24,490	$26,380

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$31,720	$33,863

Eaton Vance Virgina Municipals Fund

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$31,620	$33,260

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,230	$7,483

All Other Fees(3)	$0	$0

Total	$38,850	$40,743

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30).  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/05	7/31/06	8/31/06	9/30/06	7/31/07	8/31/07

Audit Fees	$329,730	$261,199	$301,930	$345,650	$226,350	$346,760

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$64,520	$50,610	$86,760	$65,070	$52,381	$89,796

All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$394,250	$311,809	$388,690	$410,720	$278,731	$436,556

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended August 31, 2006 and August 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/05	7/31/06	8/31/06	9/30/06	7/31/06	8/31/07

Registrant(1)	$64,520	$50,610	$86,760	$65,070	$52,381	$89,796

Eaton Vance(2)	$223,443	$42,100	$42,100	$72,100	$46,730	$190,525

(1)           Includes all of the Series of the Trust.

(2)           The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	October 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 12, 2007

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	October 12, 2007